                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-6247
                                   ---------------------------------------------

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          4500 MAIN STREET, KANSAS CITY, MISSOURI          64111
--------------------------------------------------------------------------------
          (Address of principal executive offices)       (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                    ----------------------------

Date of fiscal year end:           11-30
                          ------------------------------------------------------

Date of reporting period:          02-29-2008
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL GROWTH FUND
FEBRUARY 29, 2008

[american century investments logo and text logo ®]

INTERNATIONAL GROWTH FUND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 100.5%
AUSTRALIA - 5.9%
           808,764  BHP Billiton Ltd.(1)                           $      29,593
         4,421,418  Boart Longyear Group(2)                                8,270
         1,020,140  CSL Ltd.                                              34,261
           989,300  QBE Insurance Group Ltd.                              20,425
           288,204  Rio Tinto Ltd.(1)                                     35,949
           233,640  WorleyParsons Ltd.                                     7,990
                                                                 ---------------
                                                                         136,488
                                                                 ---------------
BELGIUM - 2.3%
           253,275  KBC Groupe                                            31,750
           882,457  SES SA Fiduciary
                    Depositary Receipt(2)                                 21,792
                                                                 ---------------
                                                                          53,542
                                                                 ---------------
BRAZIL - 1.3%
           477,100  Bolsa de Mercadorias e Futuros -
                    BM&F SA                                                5,178
           819,300  Redecard SA                                           12,647
           937,400  Unibanco-Uniao de Bancos
                    Brasileiros SA                                        12,697
                                                                 ---------------
                                                                          30,522
                                                                 ---------------
CANADA - 4.0%
           241,140  Canadian National Railway Co.                         12,727
           274,450  EnCana Corp.                                          20,917
           107,524  Potash Corp. of Saskatchewan                          17,092
           162,950  Research In Motion Ltd.(2)                            16,914
           238,916  Shoppers Drug Mart Corp.                              12,210
           115,280  Suncor Energy Inc.                                    11,886
                                                                 ---------------
                                                                          91,746
                                                                 ---------------
CZECH REPUBLIC - 1.4%
           424,030  CEZ AS                                                31,604
                                                                 ---------------
DENMARK - 3.0%
           696,720  Novo Nordisk AS B Shares(1)                           47,728
           207,880  Vestas Wind Systems AS(2)                             21,212
                                                                 ---------------
                                                                          68,940
                                                                 ---------------
FINLAND - 1.3%
           850,550  Nokia Oyj                                             30,614
                                                                 ---------------
FRANCE - 8.3%
           156,480  ALSTOM Co.                                            32,826
           668,235  AXA SA                                                22,547
           154,378  Groupe Danone                                         12,141
            82,153  PPR SA                                                11,233
            76,965  Renault SA(1)                                          8,102
            98,916  Societe Generale(1)                                   10,605
            24,729  Societe Generale - new shares(2)                       2,719
           502,026  Total SA                                              37,934

INTERNATIONAL GROWTH FUND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
           142,091  Ubisoft Entertainment SA(2)                           11,913
           207,680  Veolia Environnement                                  18,497
           316,840  Vinci SA                                              21,862
                                                                 ---------------
                                                                         190,379
                                                                 ---------------
GERMANY - 9.5%
            91,640  BASF SE                                               11,614
            70,597  Continental AG                                         6,887
           249,670  Deutsche Boerse AG                                    39,020
           446,203  Fresenius Medical Care AG & Co.
                    KGaA                                                  23,438
           562,047  GEA Group AG(2)                                       18,372
           106,295  K+S AG                                                30,421
           252,520  Linde AG                                              33,497
           276,480  Metro AG                                              23,125
           128,702  Q-Cells AG(2)                                         10,258
           176,260  SAP AG                                                 8,398
           113,530  Siemens AG                                            14,501
                                                                 ---------------
                                                                         219,531
                                                                 ---------------
GREECE - 1.9%
           272,720  Coca-Cola Hellenic Bottling Co. SA                    12,004
           569,250  National Bank of Greece SA                            30,989
                                                                 ---------------
                                                                          42,993
                                                                 ---------------
HONG KONG - 1.3%
         1,269,000  Esprit Holdings Ltd.                                  15,883
           707,700  Hang Seng Bank Ltd.                                   13,371
                                                                 ---------------
                                                                          29,254
                                                                 ---------------
INDIA - 2.1%
           355,380  Bharat Heavy Electricals Ltd.                         20,149
           412,246  Bharti Airtel Ltd.(2)                                  8,446
           278,270  Housing Development
                    Finance Corp. Ltd.                                    19,327
                                                                 ---------------
                                                                          47,922
                                                                 ---------------
ITALY - 2.7%
           308,779  ENI SpA                                               10,682
           424,560  Finmeccanica SpA                                      13,056
           940,214  Saipem SpA                                            38,333
                                                                 ---------------
                                                                          62,071
                                                                 ---------------
JAPAN - 13.4%
           363,700  Canon, Inc.                                           16,269
           519,900  Daikin Industries Ltd.                                23,246
             1,210  East Japan Railway Co.                                 9,702
           142,000  Fanuc Ltd.                                            13,199
             2,190  Japan Tobacco Inc.                                    11,030
           867,500  Kuraray Co. Ltd.                                      10,317
           256,800  Kurita Water Industries Ltd.                           8,218
           154,000  Makita Corp.                                           5,428
         1,889,000  Marubeni Corp.                                        14,247

INTERNATIONAL GROWTH FUND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
           744,700  Mitsubishi Corp.                                      22,683
         1,586,000  Mitsui O.S.K. Lines, Ltd.                             20,597
            73,700  Nintendo Co., Ltd.                                    36,571
           236,600  Sony Corp.                                            11,052
             4,580  Sony Financial Holdings Inc.(2)                       18,029
         1,545,000  Sumitomo Metal Industries Ltd.                         6,549
           846,000  Sumitomo Realty &
                    Development Co. Ltd.                                  14,351
           413,200  Terumo Corp.                                          22,418
           584,600  Toyota Motor Corp.                                    31,796
           103,100  Uni-Charm Corp.                                        7,532
            80,360  Yamada Denki Co. Ltd.                                  7,021
                                                                 ---------------
                                                                         310,255
                                                                 ---------------
LUXEMBOURG - 0.7%
           154,410  Millicom International
                    Cellular SA(2)                                        17,062
                                                                 ---------------
MALAYSIA - 0.8%
         5,345,800  Bumiputra - Commerce
                    Holdings Bhd                                          17,371
                                                                 ---------------
MEXICO - 0.4%
           170,092  America Movil, SAB de CV ADR                          10,284
                                                                 ---------------
NETHERLANDS - 1.6%
           232,950  ASML Holding N.V.
                    New York Shares                                        5,630
           215,951  CNH Global N.V.                                       11,121
         1,008,960  Koninklijke KPN N.V.                                  19,064
                                                                 ---------------
                                                                          35,815
                                                                 ---------------
NORWAY - 2.2%
           724,740  Aker Kvaerner ASA(1)                                  17,283
         1,241,600  Norsk Hydro ASA                                       17,580
           292,150  Yara International ASA                                16,306
                                                                 ---------------
                                                                          51,169
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 1.2%
         4,064,000  Agile Property Holdings Ltd.(1)                        5,614
         6,549,500  China Merchants Bank Co.,
                    Ltd. Cl H                                             22,620
                                                                 ---------------
                                                                          28,234
                                                                 ---------------
SINGAPORE - 0.6%
           774,000  Keppel Corp. Ltd.                                      5,828
         1,292,000  Oversea-Chinese Banking Corp.                          6,989
                                                                 ---------------
                                                                          12,817
                                                                 ---------------
SOUTH AFRICA - 1.5%
           461,739  Anglo American plc                                    29,288
           312,760  MTN Group Ltd.                                         4,912
                                                                 ---------------
                                                                          34,200
                                                                 ---------------

INTERNATIONAL GROWTH FUND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
SOUTH KOREA - 0.5%
            18,680  Samsung Electronics                                   10,918
                                                                 ---------------
SPAIN - 4.4%
         1,788,720  Banco Santander Central
                    Hispano SA                                            31,992
         1,151,765  Cintra Concesiones de
                    Infraestructuras de
                    Transporte SA(1)                                      18,281
           260,480  Gamesa Corporacion
                    Tecnologica SA                                        10,582
           243,971  Inditex SA                                            12,533
           931,710  Telefonica SA                                         26,988
                                                                 ---------------
                                                                         100,376
                                                                 ---------------
SWITZERLAND - 9.9%
           889,065  ABB Ltd.                                              22,151
           273,119  Compagnie Financiere
                    Richemont SA Cl A                                     15,747
           184,310  Holcim Ltd.                                           18,753
           477,130  Julius Baer Holding AG                                35,274
            56,250  Nestle SA                                             26,848
           278,225  Novartis AG(1)                                        13,656
           142,669  Roche Holding AG(1)                                   27,981
             7,150  SGS SA                                                 9,596
            62,360  Sonova Holding AG                                      5,916
           163,273  Syngenta AG                                           46,759
           135,224  UBS AG                                                 4,422
                                                                 ---------------
                                                                         227,103
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.4%
         3,938,000  AU Optronics Corp.                                     7,566
         4,148,760  Hon Hai Precision
                    Industry Co., Ltd.                                    24,676
                                                                 ---------------
                                                                          32,242
                                                                 ---------------
TURKEY - 0.6%
           809,340  Turkcell Iletisim Hizmet AS                            8,163
           933,550  Turkiye Garanti Bankasi AS                             5,573
                                                                 ---------------
                                                                          13,736
                                                                 ---------------
UNITED KINGDOM - 16.3%
           673,070  Admiral Group plc                                     13,459
         1,167,940  AMEC plc                                              17,831
         1,860,399  BG Group plc                                          43,858
           459,080  British American Tobacco plc                          17,198
         1,001,924  Burberry Group plc                                     8,314
         1,325,771  Capita Group plc                                      17,173
         2,325,510  Compass Group plc                                     15,033
           274,472  GlaxoSmithKline plc                                    6,022
         1,019,200  HSBC Holdings plc(1)                                  15,517
           946,400  ICAP plc                                              11,774
         2,865,910  International Power plc                               21,532
         1,872,657  Man Group plc                                         20,420
           612,323  Reckitt Benckiser Group plc                           33,152
         1,070,243  Reed Elsevier plc                                     13,435
         1,156,420  Scottish and Southern Energy plc                      33,910
           356,690  Standard Chartered plc                                11,733

INTERNATIONAL GROWTH FUND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
         4,468,479  Tesco plc                                             35,268
         2,648,840  TUI Travel plc(2)                                     14,132
         8,949,670  Vodafone Group plc                                    28,742
                                                                 ---------------
                                                                         378,503
                                                                 ---------------
TOTAL COMMON STOCKS                                                    2,315,691
(Cost $1,863,782)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.1%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 3.625%, 10/31/09,
valued at $2,447), in a joint trading account
at 1.75%, dated 2/29/08, due 3/3/08
(Delivery value $2,400)                                                    2,400
                                                                 ---------------
(Cost $2,400)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 6.5%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.08%, dated 2/29/08,
due 3/3/08 (Delivery value $45,012)                                       45,000

Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.10%, dated 2/29/08,
due 3/3/08 (Delivery value $32,931)                                       32,922

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.08%, dated 2/29/08,
due 3/3/08 (Delivery value $73,019)                                       73,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                            150,922
(Cost $150,922)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 107.1%                                   2,469,013
                                                                 ---------------
(Cost $2,017,104)

OTHER ASSETS AND LIABILITIES - (7.1)%                                  (164,640)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   2,304,373
                                                                 ===============

INTERNATIONAL GROWTH FUND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                                                 18.5%
Industrials                                                                16.1%
Materials                                                                  12.3%
Consumer Discretionary                                                      8.0%
Consumer Staples                                                            7.7%
Energy                                                                      7.7%
Health Care                                                                 7.3%
Information Technology                                                      6.9%
Cash and Equivalents(+)                                                     6.2%
Telecommunication Services                                                  5.0%
Utilities                                                                   4.3%

(+)Includes temporary cash investments, securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Security, or a portion thereof, was on loan as of February 29, 2008. The aggregate value of securities on loan at February 29, 2008, was $142,092 (in thousands).
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INTERNATIONAL GROWTH FUND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of February 29, 2008:

                                                                      VALUE OF
                                                                     INVESTMENT
              VALUATION INPUTS                                       SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                             $    89,025
Level 2 - Other Significant Observable Inputs                         2,379,988
Level 3 - Significant Unobservable Inputs                                     -
                                                                 ---------------
                                                                    $ 2,469,013
                                                                 ===============

3. FEDERAL TAX INFORMATION

As of February 29, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 2,033,964
                                                                 ===============
Gross tax appreciation of investments                               $   486,807
Gross tax depreciation of investments                                   (51,758)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   435,049
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
GLOBAL GROWTH FUND
FEBRUARY 29, 2008

[american century investments logo and text logo ®]

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
AUSTRALIA - 3.8%
           197,150  BHP Billiton Ltd.                              $       7,214
            93,030  CSL Ltd.                                               3,124
            58,500  Rio Tinto Ltd.                                         7,296
                                                                 ---------------
                                                                          17,634
                                                                 ---------------
BELGIUM - 2.4%
            28,100  KBC Groupe                                             3,523
           303,877  SES SA Fiduciary
                    Depositary Receipt(1)                                  7,504
                                                                 ---------------
                                                                          11,027
                                                                 ---------------
BERMUDA - 0.5%
           157,840  Aquarius Platinum Ltd.                                 2,374
                                                                 ---------------
BRAZIL - 2.0%
           291,600  Bovespa Holding SA                                     4,657
           289,100  Redecard SA                                            4,463
                                                                 ---------------
                                                                           9,120
                                                                 ---------------
CANADA - 3.1%
            16,590  Potash Corp. of Saskatchewan                           2,636
           131,090  Shoppers Drug Mart Corp.                               6,700
            48,871  Suncor Energy Inc.                                     5,039
                                                                 ---------------
                                                                          14,375
                                                                 ---------------
CHANNEL ISLANDS - 0.5%
            74,820  Amdocs Ltd.(1)                                         2,319
                                                                 ---------------
DENMARK - 1.4%
            64,745  Vestas Wind Systems AS(1)                              6,606
                                                                 ---------------
FRANCE - 4.3%
            25,360  ALSTOM Co.                                             5,320
            63,530  Total SA                                               4,800
            68,750  Veolia Environnement                                   6,123
            53,640  Vinci SA                                               3,702
                                                                 ---------------
                                                                          19,945
                                                                 ---------------
GERMANY - 5.0%
            68,870  Deutsche Boerse AG                                    10,763
            93,140  Fresenius Medical Care AG
                    & Co. KGaA                                             4,892
            25,100  Linde AG                                               3,330
            28,300  Metro AG                                               2,367
            23,460  Q-Cells AG(1)                                          1,870
                                                                 ---------------
                                                                          23,222
                                                                 ---------------

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
GREECE - 2.6%
            84,810  Coca-Cola Hellenic Bottling Co. SA                     3,733
           150,460  National Bank of Greece SA                             8,190
                                                                 ---------------
                                                                          11,923
                                                                 ---------------
HONG KONG - 0.9%
           342,000  Esprit Holdings Ltd.                                   4,280
                                                                 ---------------
INDIA - 0.3%
            23,880  Bharat Heavy Electricals Ltd.                          1,354
                                                                 ---------------
ITALY - 2.1%
           236,630  Saipem SpA                                             9,647
                                                                 ---------------
JAPAN - 4.2%
            76,800  Makita Corp.                                           2,707
            89,000  NGK Insulators Ltd.(2)                                 2,017
            11,200  Nintendo Co., Ltd.                                     5,558
             1,085  Sony Financial Holdings Inc.(1)                        4,271
           126,000  Sumitomo Realty &
                    Development Co. Ltd.                                   2,137
            56,100  Terumo Corp.                                           3,044
                                                                 ---------------
                                                                          19,734
                                                                 ---------------
LUXEMBOURG - 0.5%
            21,870  Millicom International
                    Cellular SA(1)                                         2,417
                                                                 ---------------
MEXICO - 1.4%
           109,620  America Movil, SAB de CV ADR                           6,628
                                                                 ---------------
NETHERLANDS - 1.1%
            69,980  ASML Holding N.V.
                    New York Shares                                        1,685
            67,151  CNH Global N.V.                                        3,458
                                                                 ---------------
                                                                           5,143
                                                                 ---------------
NORWAY - 0.6%
           199,890  Norsk Hydro ASA                                        2,830
                                                                 ---------------
SOUTH AFRICA - 0.8%
            87,450  Impala Platinum Holdings Ltd.                          3,636
                                                                 ---------------
SPAIN - 2.0%
           350,697  Cintra Concesiones de
                    Infraestructuras de
                    Transporte SA(2)                                       5,566
            90,960  Gamesa Corporacion
                    Tecnologica SA                                         3,695
                                                                 ---------------
                                                                           9,261
                                                                 ---------------
SWITZERLAND - 4.2%
           190,790  ABB Ltd.                                               4,754
            97,870  Julius Baer Holding AG                                 7,235
            10,370  Nestle SA                                              4,950

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
             1,940  SGS SA                                                 2,604
                                                                 ---------------
                                                                          19,543
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.7%
           927,760  Hon Hai Precision
                    Industry Co., Ltd.                                     5,518
           262,150  Taiwan Semiconductor
                    Manufacturing Co. Ltd. ADR                             2,553
                                                                 ---------------
                                                                           8,071
                                                                 ---------------
TURKEY - 0.2%
           174,000  Turkiye Garanti Bankasi AS                             1,039
                                                                 ---------------
UNITED KINGDOM - 8.3%
           156,569  Admiral Group plc                                      3,131
           162,800  AMEC plc                                               2,485
           224,720  BG Group plc                                           5,298
           288,619  Capita Group plc                                       3,739
         1,069,810  Compass Group plc                                      6,915
           109,045  Reckitt Benckiser Group plc                            5,904
           102,930  Shire plc                                              2,012
            49,350  Standard Chartered plc                                 1,623
           971,150  Tesco plc                                              7,664
                                                                 ---------------
                                                                          38,771
                                                                 ---------------
UNITED STATES - 45.5%
            97,770  Abbott Laboratories                                    5,236
           122,520  Activision, Inc.(1)                                    3,340
            89,790  Adobe Systems Inc.(1)                                  3,021
            72,020  Air Products and Chemicals, Inc.                       6,578
           119,740  Allergan, Inc.                                         7,092
           187,210  American Tower Corp. Cl A(1)                           7,196
            65,477  Apollo Group, Inc. Cl A(1)                             4,019
            39,330  Apple Inc.(1)                                          4,917
           147,260  Automatic Data Processing, Inc.                        5,883
           173,680  Bank of New York Mellon Corp.
                    (The)                                                  7,620
            52,440  Becton, Dickinson & Co.                                4,742
           354,160  Charles Schwab Corp. (The)                             6,945
           291,050  Cisco Systems Inc.(1)                                  7,093
            95,250  Coca-Cola Company (The)                                5,568
            75,660  Colgate-Palmolive Co.                                  5,757
           106,940  Corrections Corp. of America(1)                        2,872
           172,980  CVS/Caremark Corp.                                     6,985
            69,380  Deere & Co.                                            5,912
            56,610  Devon Energy Corporation                               5,815
            57,040  Exelon Corporation                                     4,269
            76,080  FMC Technologies Inc.(1)                               4,310
           117,490  Gap, Inc. (The)                                        2,370
           147,740  Hewlett-Packard Co.                                    7,058
           313,110  Hudson City Bancorp, Inc.                              4,969
           328,740  Intel Corp.                                            6,559
             5,040  MasterCard Inc. Cl A                                     958
            75,310  McDermott International, Inc.(1)                       3,933
           117,610  McDonald's Corp.                                       6,364
           118,310  Merck & Co., Inc.                                      5,241
           263,240  Microsoft Corporation                                  7,166

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
            68,820  Monsanto Co.                                           7,961
            80,670  Occidental Petroleum Corp.                             6,242
           169,810  Oracle Corp.(1)                                        3,192
           110,190  Owens-Illinois Inc.(1)                                 6,220
            39,770  Precision Castparts Corp.                              4,390
            45,100  Sigma-Aldrich Corp.                                    2,481
            84,190  Southwestern Energy Co.(1)                             5,492
           168,580  St. Jude Medical, Inc.(1)                              7,245
           124,540  Thermo Fisher Scientific Inc.(1)                       6,966
            26,300  Weatherford International Ltd.(1)                      1,813
                                                                 ---------------
                                                                         211,790
                                                                 ---------------
TOTAL COMMON STOCKS                                                      462,689
(Cost $401,872)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 0.6%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 3.625%, 10/31/09,
valued at $2,753), in a joint trading account
at 1.75%, dated 2/29/08, due 3/3/08
(Delivery value $2,700)                                                    2,700
                                                                 ---------------
(Cost $2,700)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 1.0%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.08%, dated 2/29/08,
due 3/3/08 (Delivery value $1,500)                                         1,500

Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.10%, dated 2/29/08,
due 3/3/08 (Delivery value $1,653)                                         1,653

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 3.08%, dated 2/29/08,
due 3/3/08 (Delivery value $1,500)                                         1,500
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                              4,653
(Cost $4,653)                                                    ---------------

TOTAL INVESTMENT SECURITIES - 101.0%                                     470,042
                                                                 ---------------
(Cost $409,225)

OTHER ASSETS AND LIABILITIES - (1.0)%                                    (4,497)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $     465,545
                                                                 ===============

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                                                 15.2%
Information Technology                                                     14.4%
Industrials                                                                13.4%
Materials                                                                  11.3%
Consumer Staples                                                           10.6%
Health Care                                                                10.6%
Energy                                                                     10.4%
Consumer Discretionary                                                      7.8%
Telecommunication Services                                                  3.5%
Utilities                                                                   2.2%
Cash and Equivalents(+)                                                     0.6%

(+)Includes temporary cash investments, securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of February 29, 2008. The aggregate value of securities on loan at February 29, 2008, was $4,404 (in thousands).
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of February 29, 2008:

                                                                      VALUE OF
                                                                     INVESTMENT
              VALUATION INPUTS                                       SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                               $ 233,486
Level 2 - Other Significant Observable Inputs                           236,556
Level 3 - Significant Unobservable Inputs                                     -
                                                                 ---------------
                                                                      $ 470,042
                                                                 ===============

3. FEDERAL TAX INFORMATION

As of February 29, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $  410,327
                                                                 ===============
Gross tax appreciation of investments                                $   74,314
Gross tax depreciation of investments                                   (14,599)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $   59,715
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
EMERGING MARKETS FUND
FEBRUARY 29, 2008

[american century investments logo and text logo ®]

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
BRAZIL - 13.4%
           517,300  Banco do Brasil SA                             $       8,622
           815,633  Cia Vale do Rio Doce ADR                              28,417
           364,552  Dufry South America Ltd. BDR(1)                        8,191
           232,900  GVT Holding SA(1)                                      5,029
           358,540  Lojas Renner SA                                        7,043
           480,764  LPS Brasil - Consultoria de
                    Imoveis SA(1)                                          8,957
           328,300  Lupatech SA                                           10,349
           416,932  Petroleo Brasileiro SA ADR                            48,924
           653,400  Redecard SA                                           10,086
           219,600  Rossi Residencial SA                                   5,062
                                                                 ---------------
                                                                         140,680
                                                                 ---------------
CHILE - 1.4%
           709,607  Compania Cervecerias Unidas SA                         4,919
         1,554,437  La Polar SA                                            9,765
                                                                 ---------------
                                                                          14,684
                                                                 ---------------
CZECH REPUBLIC - 2.7%
           217,078  CEZ AS                                                16,179
            50,689  Komercni Banka AS                                     12,482
                                                                 ---------------
                                                                          28,661
                                                                 ---------------
EGYPT - 2.6%
           717,018  Egyptian Financial Group -
                    Hermes Holding SAE                                     8,329
           112,116  Orascom Construction Industries                       13,489
           361,269  Orascom Hotels & Development                           5,841
                                                                 ---------------
                                                                          27,659
                                                                 ---------------
HONG KONG - 2.8%
         5,554,000  AAC Acoustic Technology
                    Holdings Inc.(1)(2)                                    5,289
           329,834  China Mobile Ltd. ADR                                 24,613
                                                                 ---------------
                                                                          29,902
                                                                 ---------------
INDIA - 6.9%
            52,318  Aban Offshore Ltd.(1)                                  5,322
           233,361  Bharat Heavy Electricals Ltd.                         13,231
           279,851  ICICI Bank Ltd. ADR                                   14,507
           397,646  JSW Steel Ltd.                                        10,344
           218,834  Reliance Industries Ltd.                              13,396
         1,225,000  Rolta India Ltd.                                       9,087
            74,563  Sesa GOA Ltd.                                          6,586
                                                                 ---------------
                                                                          72,473
                                                                 ---------------
INDONESIA - 4.7%
         4,206,500  PT Astra International Tbk                            12,567
        28,629,500  PT Bumi Resources Tbk                                 23,521
         7,560,000  PT International Nickel
                    Indonesia Tbk                                          7,674

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
        49,368,000  PT Truba Alam Manunggal
                    Engineering Tbk(1)                                     6,307
                                                                 ---------------
                                                                          50,069
                                                                 ---------------
ISRAEL - 2.7%
           471,650  Delek Automotive Systems Ltd.                          6,936
           132,764  Elbit Systems Ltd.                                     7,580
           991,713  Israel Chemicals Ltd.                                 13,780
                                                                 ---------------
                                                                          28,296
                                                                 ---------------
MALAYSIA - 2.3%
         4,118,200  Bumiputra - Commerce
                    Holdings Bhd                                          13,382
         1,404,400  KNM Group Bhd(1)                                       2,649
        22,231,700  SapuraCrest Petroleum Bhd                              8,387
                                                                 ---------------
                                                                          24,418
                                                                 ---------------
MEXICO - 5.0%
           401,826  America Movil, SAB de CV ADR                          24,294
         4,819,827  Axtel, SAB de CV(1)(2)                                10,680
           192,704  Grupo Aeroportuario del Pacifico,
                    SAB de CV ADR                                          8,859
         2,189,803  Grupo Financiero Banorte,
                    SAB de CV                                              9,099
                                                                 ---------------
                                                                          52,932
                                                                 ---------------
PAKISTAN - 0.6%
           340,975  Oil & Gas Development Co.
                    Ltd. GDR                                               6,523
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 11.5%
         3,185,000  China Communications
                    Construction Co. Ltd. H Shares                         8,148
        37,740,000  China Gas Holdings Ltd.(2)                            12,421
         2,791,000  China Merchants Bank Co.,
                    Ltd. Cl H                                              9,640
         3,906,000  China National Building
                    Material Co. Ltd. Cl H                                12,169
         3,098,000  China Oilfield Services Ltd.                           6,046
         1,915,500  China Shenhua Energy Co.
                    Ltd. H Shares                                          9,766
         4,191,000  China Yurun Food Group Ltd.(2)                         5,181
         8,505,000  CNOOC Ltd.                                            14,172
           306,121  Focus Media Holding Ltd.
                    ADR(1)(2)                                             15,419
         7,824,000  Industrial and Commercial Bank
                    of China Ltd. H Shares                                 5,417
         1,332,000  Parkson Retail Group Ltd.(2)                          13,706
         2,916,000  Tsingtao Brewery Co. Ltd.
                    H Shares(2)                                            8,462
                                                                 ---------------
                                                                         120,547
                                                                 ---------------
PERU - 0.8%
           107,243  Credicorp Ltd.                                         7,971
                                                                 ---------------
PHILIPPINES - 0.8%
        79,287,000  Alliance Global Group Inc.(1)                          8,443
                                                                 ---------------
POLAND - 1.3%
            75,177  BRE Bank SA(1)                                        13,349
                                                                 ---------------

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
RUSSIAN FEDERATION - 10.7%
            79,763  Mechel OAO ADR(1)                                     10,533
           168,486  Mobile TeleSystems ADR                                13,826
           441,060  OAO Gazprom ADR(1)                                    22,290
           119,794  OAO LUKOIL                                             8,835
           269,812  OAO TMK GDR                                            9,263
           407,330  OJSC MMC Norilsk Nickel ADR                           11,893
           351,032  OJSC Pharmstandard GDR(1)                              9,693
           457,340  Uralkali GDR(1)                                       18,309
           254,752  X5 Retail Group N.V. GDR(1)                            8,562
                                                                 ---------------
                                                                         113,204
                                                                 ---------------
SOUTH AFRICA - 5.0%
           388,000  Barloworld Ltd.                                        4,697
         6,314,987  Dimension Data Holdings plc(2)                         6,372
           470,572  Exxaro Resources Ltd.                                  6,067
           254,334  Impala Platinum Holdings Ltd.                         10,575
           245,516  Kumba Iron Ore Ltd.                                   10,485
           290,703  Sasol Ltd.                                            14,925
                                                                 ---------------
                                                                          53,121
                                                                 ---------------
SOUTH KOREA - 10.7%
            59,035  Daelim Industrial Co., Ltd.                            9,145
           200,849  GS Holdings Corp.                                      9,695
            14,968  Hyundai Heavy Industries Co., Ltd.                     5,899
            51,142  MegaStudy Co., Ltd.                                   17,657
            32,277  Mirae Asset Securities Co. Ltd.(1)                     4,582
           121,713  Modetour Network Inc.                                  5,598
            60,866  NHN Corp.(1)                                          13,464
            16,109  POSCO                                                  8,803
            45,429  Samsung Electronics                                   26,552
            18,392  Shinsegae Co. Ltd.                                    11,385
                                                                 ---------------
                                                                         112,780
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 8.7%
         7,653,409  Asia Cement Corp.                                     12,718
         5,217,000  AU Optronics Corp.                                    10,023
         4,029,000  Cathay Financial Holding Co., Ltd.                    10,258
         3,640,663  China Steel Corp.                                      5,445
         2,568,000  Hon Hai Precision
                    Industry Co., Ltd.                                    15,274
         5,511,000  U-Ming Marine Transport Corp.                         14,717
         8,263,979  Wistron Corp.                                         13,453
        11,756,000  Yuanta Financial
                    Holding Co., Ltd.(1)                                  10,480
                                                                 ---------------
                                                                          92,368
                                                                 ---------------
THAILAND - 1.4%
           582,900  Banpu PCL                                              8,759
         2,352,200  Kasikornbank PCL                                       6,496
                                                                 ---------------
                                                                          15,255
                                                                 ---------------

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
TURKEY - 2.7%
         1,031,795  Enka Insaat ve Sanayi AS                              15,661
           526,908  Turkcell Iletisim Hizmet AS                            5,315
         1,293,935  Turkiye Garanti Bankasi AS                             7,724
                                                                 ---------------
                                                                          28,700
                                                                 ---------------
UNITED KINGDOM - 0.9%
           329,387  Antofagasta plc                                        5,243
           462,857  Hikma Pharmaceuticals plc                              4,571
                                                                 ---------------
                                                                           9,814
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,051,849
(Cost $850,777)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 0.3%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 6.75%, 8/15/26,
valued at $3,671), in a joint trading account
at 1.80%, dated 2/29/08, due 3/3/08
(Delivery value $3,601)                                                    3,600
                                                                 ---------------
(Cost $3,600)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 3.1%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 3.08%, dated 2/29/08,
due 3/3/08 (Delivery value $12,503)                                       12,500

Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.10%, dated 2/29/08,
due 3/3/08 (Delivery value $8,028)                                         8,026

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 3.08%, dated 2/29/08,
due 3/3/08 (Delivery value $12,503)                                       12,500
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                             33,026
(Cost $33,026)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 103.0%                                   1,088,475
                                                                 ---------------
(Cost $887,403)

OTHER ASSETS AND LIABILITIES - (3.0)%                                   (31,222)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   1,057,253
                                                                 ===============

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                                    ($ IN THOUSANDS)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Energy                                                                     20.1%
Materials                                                                  16.9%
Financials                                                                 15.3%
Industrials                                                                11.2%
Consumer Discretionary                                                     10.2%
Information Technology                                                      9.4%
Telecommunication Services                                                  7.9%
Consumer Staples                                                            4.5%
Utilities                                                                   2.7%
Health Care                                                                 1.4%
Cash and Equivalents(+)                                                     0.4%

(+)Includes temporary cash investments, securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
BDR = Brazilian Depositary Receipt
GDR = Global Depositary Receipt
OJSC = Open Joint Stock Company
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of February 29, 2008. The aggregate value of securities on loan at February 29, 2008, was $30,793 (in thousands).
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                                    ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATION

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of February 29, 2008:

                                                                      VALUE OF
                                                                     INVESTMENT
              VALUATION INPUTS                                       SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                             $   197,363
Level 2 - Other Significant Observable Inputs                           891,112
Level 3 - Significant Unobservable Inputs                                     -
                                                                 ---------------
                                                                    $ 1,088,475
                                                                 ===============

3. FEDERAL TAX INFORMATION

As of February 29, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $  887,718
                                                                 ===============
Gross tax appreciation of investments                                $  231,653
Gross tax depreciation of investments                                   (30,896)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $  200,757
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL VALUE FUND
FEBRUARY 29, 2008

[american century investments logo and text logo ®]

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 89.7%
AUSTRALIA - 2.1%
           113,610  Alumina Ltd.                                   $         670
             4,630  Australia and New Zealand
                    Banking Group Ltd.                                        93
            26,912  National Australia Bank Ltd.                             711
                                                                 ---------------
                                                                           1,474
                                                                 ---------------
BELGIUM - 0.7%
            49,880  AGFA-Gevaert N.V.                                        480
                                                                 ---------------
BERMUDA - 1.2%
            11,760  Ace, Ltd.                                                662
             4,700  XL Capital Ltd. Cl A                                     169
                                                                 ---------------
                                                                             831
                                                                 ---------------
CANADA - 0.4%
            49,300  Domtar Corp.(1)                                          311
                                                                 ---------------
DENMARK - 1.0%
             6,874  Vestas Wind Systems AS(1)                                702
                                                                 ---------------
FINLAND - 1.1%
            34,110  Stora Enso Oyj R Shares                                  428
            20,660  UPM-Kymmene Oyj                                          357
                                                                 ---------------
                                                                             785
                                                                 ---------------
FRANCE - 7.9%
             4,160  Accor SA                                                 295
            24,219  AXA SA                                                   817
             8,110  Compagnie Generale des
                    Etablissements Michelin Cl B                             799
             6,680  Electricite de France                                    624
            21,700  France Telecom SA                                        730
            12,523  Sanofi-Aventis                                           929
            12,420  Suez SA                                                  790
            15,920  Thomson                                                  123
             3,880  Total SA                                                 293
             5,032  Valeo SA                                                 190
                                                                 ---------------
                                                                           5,590
                                                                 ---------------
GERMANY - 7.5%
             4,310  BASF SE                                                  546
            15,080  Bayerische Motoren Werke AG                              826
            30,710  Deutsche Post AG                                       1,015
             6,950  E.On AG                                                1,307
            97,940  Infineon Technologies AG(1)                              784
             6,300  Siemens AG ADR                                           804
                                                                 ---------------
                                                                           5,282
                                                                 ---------------
HONG KONG - 3.0%
            54,300  Cheung Kong Holdings Ltd.                                811

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
            56,900  Hutchison Whampoa Ltd.                                   533
            40,500  Swire Pacific Ltd. A Shares                              461
           146,000  Swire Pacific Ltd. B Shares                              325
                                                                 ---------------
                                                                           2,130
                                                                 ---------------
ISRAEL - 0.6%
            19,490  Check Point Software
                    Technologies Ltd.(1)                                     427
                                                                 ---------------
ITALY - 1.8%
            21,370  ENI SpA                                                  739
            26,230  Mediaset SpA                                             236
            42,150  UniCredito Italiano SpA                                  309
                                                                 ---------------
                                                                           1,284
                                                                 ---------------
JAPAN - 8.4%
             8,200  FUJIFILM Holdings Corp.                                  308
            62,400  Hitachi Ltd.                                             449
             6,600  Mabuchi Motor Co. Ltd.                                   331
            22,000  Mitsubishi UFJ Financial
                    Group, Inc.                                              194
             9,000  Mitsubishi UFJ Financial
                    Group, Inc. ADR                                           79
            22,000  NGK Spark Plug Co., Ltd.                                 346
             3,400  Nintendo Co., Ltd.                                     1,687
               101  Nippon Telegraph &
                    Telephone Corp.                                          438
            17,600  Nomura Holdings, Inc.                                    276
            11,900  Olympus Corp.                                            349
            32,600  Sompo Japan Insurance Inc.                               302
            12,300  Sony Corp.                                               575
            10,600  Takeda Pharmaceutical Co Ltd.                            589
               300  Toshiba Corp.                                              2
                                                                 ---------------
                                                                           5,925
                                                                 ---------------
MEXICO - 1.1%
            22,820  Telefonos de Mexico,
                    SAB de CV ADR                                            758
                                                                 ---------------
NETHERLANDS - 6.5%
             4,410  Akzo Nobel N.V.                                          323
            27,040  ING Groep N.V. CVA                                       901
            23,417  Koninklijke Philips Electronics N.V.                     915
            29,199  Reed Elsevier N.V.                                       542
            28,585  Royal Dutch Shell plc Cl B                             1,007
            23,440  SBM Offshore N.V.                                        755
             5,240  Wolters Kluwer N.V.                                      136
                                                                 ---------------
                                                                           4,579
                                                                 ---------------
NORWAY - 2.0%
            23,899  Norske Skogindustrier ASA                                120
            62,970  Telenor ASA                                            1,291
                                                                 ---------------
                                                                           1,411
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 1.7%
            63,500  China Shenhua Energy Co.
                    Ltd. H Shares                                            324

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
           824,000  China Telecom Corp. Ltd. H Shares                        612
           400,000  Shanghai Electric Group Corp.
                    H Shares                                                 282
                                                                 ---------------
                                                                           1,218
                                                                 ---------------
PORTUGAL - 0.7%
            32,950  Portugal Telecom SGPS SA                                 420
             4,641  ZON Multimedia-Servicos de
                    Telecomunicacoes e Multimedia,
                    SGPS, SA                                                  57
                                                                 ---------------
                                                                             477
                                                                 ---------------
RUSSIAN FEDERATION - 0.5%
             6,610  OAO Gazprom ADR(1)                                       334
                                                                 ---------------
SINGAPORE - 1.1%
            61,500  DBS Group Holdings Ltd.                                  749
                                                                 ---------------
SOUTH KOREA - 5.7%
            10,360  Hyundai Motor Company                                    723
             6,890  Kookmin Bank                                             424
            13,780  Korea Electric Power Corp.                               482
            19,660  KT Corp. ADR(1)                                          478
             2,630  Samsung Electronics                                    1,537
            16,530  SK Telecom Co. Ltd. ADR                                  370
                                                                 ---------------
                                                                           4,014
                                                                 ---------------
SPAIN - 4.6%
            41,710  Banco Santander Central
                    Hispano SA                                               746
            27,680  Iberdrola SA                                             400
            27,430  Repsol YPF, SA                                           945
            13,460  Telefonica SA ADR                                      1,167
                                                                 ---------------
                                                                           3,258
                                                                 ---------------
SWEDEN - 2.9%
            50,980  Atlas Copco AB A Shares                                  793
            12,900  Nordea Bank AB                                           194
            47,630  Nordea Bank AB FDR                                       717
            18,570  Securitas AB B Shares                                    223
            18,570  Securitas Direct AB B Shares(1)                           79
            18,570  Securitas Systems AB B Shares                             48
                                                                 ---------------
                                                                           2,054
                                                                 ---------------
SWITZERLAND - 6.5%
             6,580  Lonza Group AG                                           867
             2,030  Nestle SA                                                969
            21,250  Novartis AG                                            1,042
             9,307  Swiss Reinsurance                                        746
            29,070  UBS AG                                                   950
                                                                 ---------------
                                                                           4,574
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.2%
            14,585  Chunghwa Telecom Co. Ltd. ADR                            358

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
           302,082  Compal Electronics Inc.                                  272
           148,733  Lite-On Technology Corp.                                 201
                                                                 ---------------
                                                                             831
                                                                 ---------------
TURKEY - 0.4%
            10,400  Turkcell Iletisim Hizmetleri
                    AS ADR                                                   262
                                                                 ---------------
UNITED KINGDOM - 19.1%
            69,640  Aviva plc                                                838
            92,850  BAE Systems plc                                          885
            54,390  BP plc                                                   589
            75,080  British Sky Broadcasting
                    Group plc                                                842
            30,150  Burberry Group plc                                       250
            56,630  Cadbury Schweppes plc                                    629
            76,750  Compass Group plc                                        497
            45,210  GKN plc                                                  236
            45,840  GlaxoSmithKline plc                                    1,006
            83,400  HSBC Holdings plc                                      1,270
           145,040  Kingfisher plc                                           374
            32,590  Lloyds TSB Group plc                                     290
            35,602  National Grid plc                                        516
           195,070  Old Mutual plc                                           482
            40,140  Pearson plc                                              527
           139,260  Rentokil Initial plc                                     230
            99,630  Rolls-Royce Group plc                                    853
            74,010  Royal Bank of Scotland Group plc                         558
            16,746  Smiths Group plc                                         329
            19,350  Standard Chartered plc                                   637
            18,085  Unilever plc                                             571
           230,903  Vodafone Group plc                                       742
            61,640  Yell Group plc                                           266
                                                                 ---------------
                                                                          13,417
                                                                 ---------------
TOTAL COMMON STOCKS                                                       63,157
(Cost $46,668)                                                   ---------------

PREFERRED STOCKS - 2.8%
BRAZIL - 2.8%
            41,720  Cia Vale do Rio Doce ADR                               1,223
            16,760  Empresa Brasiliera de
                    Aeronautica SA ADR                                       743
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                     1,966
(Cost $743)                                                      ---------------

TEMPORARY CASH INVESTMENTS - 7.2%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 3.625%, 10/31/09,
valued at $3,569), in a joint trading account
at 1.75%, dated 2/29/08, due 3/3/08
(Delivery value $3,501)                                                    3,500

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                               ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 1.51%, 6/19/08, valued at $1,633),
in a joint trading account at 1.70%,
dated 2/29/08, due 3/3/08
(Delivery value $1,600)                                                    1,600
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                           5,100
(Cost $5,100)                                                    ---------------

TOTAL INVESTMENT SECURITIES - 99.7%                                       70,223
                                                                 ---------------
(Cost $52,511)

OTHER ASSETS AND LIABILITIES - 0.3%                                          206
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $      70,429
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                                                 20.9%
Industrials                                                                11.9%
Consumer Discretionary                                                     11.2%
Telecommunication Services                                                 10.8%
Information Technology                                                      8.5%
Health Care                                                                 7.5%
Energy                                                                      7.1%
Utilities                                                                   5.8%
Materials                                                                   5.7%
Consumer Staples                                                            3.1%
Cash and Equivalents(+)                                                     7.5%

(+)Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
FDR = Finnish Depository Receipt
(1) Non-income producing.

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of February 29, 2008:

                                                                       VALUE OF
                                                                      INVESTMENT
              VALUATION INPUTS                                        SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                $  7,500
Level 2 - Other Significant Observable Inputs                            62,723
Level 3 - Significant Unobservable Inputs                                     -
                                                                 ---------------
                                                                       $ 70,223
                                                                 ===============

3. FEDERAL TAX INFORMATION

As of February 29, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                       $  52,511
                                                                 ===============
Gross tax appreciation of investments                                 $  22,404
Gross tax depreciation of investments                                    (4,692)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                    $  17,712
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL STOCK FUND
FEBRUARY 29, 2008

[american century investments logo and text logo ®]

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2%
AUSTRALIA - 6.1%
            10,060  Babcock & Brown Ltd.(1)                        $         158
            43,013  BHP Billiton Ltd.(1)                                   1,574
           236,626  Boart Longyear Group(2)                                  443
            52,912  CSL Ltd.                                               1,777
            55,149  QBE Insurance Group Ltd.                               1,139
            15,327  Rio Tinto Ltd.(1)                                      1,912
            16,275  Westpac Banking Corp.                                    348
             7,309  WorleyParsons Ltd.                                       250
                                                                 ---------------
                                                                           7,601
                                                                 ---------------
BELGIUM - 2.3%
            13,491  KBC Groupe                                             1,691
            44,402  SES SA Fiduciary
                    Depositary Receipt(2)                                  1,097
                                                                 ---------------
                                                                           2,788
                                                                 ---------------
BRAZIL - 1.1%
            21,900  Bolsa de Mercadorias e Futuros -
                    BM&F SA                                                  238
            47,900  Redecard SA                                              739
            24,600  Unibanco-Uniao de Bancos
                    Brasileiros SA                                           333
                                                                 ---------------
                                                                           1,310
                                                                 ---------------
CANADA - 3.7%
            12,832  Canadian National Railway Co.                            677
            13,123  EnCana Corp.                                           1,000
             2,908  Potash Corp. of Saskatchewan                             462
            11,021  Research In Motion Ltd.(2)                             1,144
            13,123  Shoppers Drug Mart Corp.                                 671
             6,345  Suncor Energy Inc.                                       654
                                                                 ---------------
                                                                           4,608
                                                                 ---------------
CZECH REPUBLIC - 1.2%
            20,696  CEZ AS                                                 1,543
                                                                 ---------------
DENMARK - 2.9%
            36,222  Novo Nordisk AS B Shares(1)                            2,481
            11,380  Vestas Wind Systems AS(2)                              1,161
                                                                 ---------------
                                                                           3,642
                                                                 ---------------
FINLAND - 1.4%
            46,836  Nokia Oyj                                              1,686
                                                                 ---------------
FRANCE - 9.1%
             8,564  ALSTOM Co.                                             1,797
            28,527  AXA SA                                                   963
             8,375  Groupe Danone                                            659
             4,404  PPR SA                                                   602
             3,061  Renault SA(1)                                            327
             3,296  Schneider Electric SA                                    375

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
             5,309  Societe Generale(1)                                      569
             1,327  Societe Generale -
                    new shares(2)(3)                                         146
            17,627  Suez SA                                                1,120
            26,730  Total SA                                               2,020
             6,521  Ubisoft Entertainment SA(2)                              547
            10,187  Veolia Environnement                                     907
            17,451  Vinci SA                                               1,204
                                                                 ---------------
                                                                          11,236
                                                                 ---------------
GERMANY - 10.2%
             4,867  BASF SE                                                  617
             5,087  Continental AG                                           496
            13,668  Deutsche Boerse AG                                     2,136
            28,086  Fresenius Medical Care AG
                    & Co. KGaA                                             1,475
            31,807  GEA Group AG(2)                                        1,039
             8,513  Hochtief AG                                              930
             5,823  K+S AG(1)                                              1,666
             9,422  Linde AG                                               1,250
            10,306  Metro AG                                                 862
             9,879  Q-Cells AG(2)                                            787
            11,166  SAP AG                                                   532
             6,030  Siemens AG                                               770
                                                                 ---------------
                                                                          12,560
                                                                 ---------------
GREECE - 1.9%
            13,059  Coca-Cola Hellenic Bottling Co. SA                       575
            33,339  National Bank of Greece SA                             1,815
                                                                 ---------------
                                                                           2,390
                                                                 ---------------
HONG KONG - 1.3%
            79,600  Esprit Holdings Ltd.                                     996
            29,300  Hang Seng Bank Ltd.                                      554
                                                                 ---------------
                                                                           1,550
                                                                 ---------------
INDIA - 1.1%
            18,938  Bharat Heavy Electricals Ltd.                          1,074
            10,925  Tata Consultancy Services Ltd.                           238
                                                                 ---------------
                                                                           1,312
                                                                 ---------------
IRELAND - 0.5%
            18,928  Anglo Irish Bank Corp. plc                               268
            26,378  Kingspan Group plc                                       358
                                                                 ---------------
                                                                             626
                                                                 ---------------
ITALY - 3.3%
            17,089  ENI SpA                                                  591
            19,905  Fiat SpA                                                 418
            23,268  Finmeccanica SpA                                         716

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
            57,846  Saipem SpA                                             2,359
                                                                 ---------------
                                                                           4,084
                                                                 ---------------
JAPAN - 12.6%
            19,600  Canon, Inc.                                              877
            28,500  Daikin Industries Ltd.(1)                              1,274
             7,400  Daito Trust Construction Co., Ltd.                       400
                64  East Japan Railway Co.                                   513
             5,400  Fanuc Ltd.                                               502
               116  Japan Tobacco Inc.                                       584
            96,000  Kobe Steel Ltd.                                          298
            30,500  Kuraray Co. Ltd.                                         363
            13,700  Kurita Water Industries Ltd.(1)                          432
             9,900  Makita Corp.                                             349
           102,000  Marubeni Corp.                                           769
            53,000  Mitsubishi Electric Corp.                                484
            63,000  Mitsui O.S.K. Lines, Ltd.                                818
             4,100  Nintendo Co., Ltd.                                     2,033
            13,000  Sony Corp.                                               607
               246  Sony Financial Holdings Inc.(2)                          969
            86,000  Sumitomo Metal Industries Ltd.                           364
            45,000  Sumitomo Realty &
                    Development Co. Ltd.                                     763
            15,300  Terumo Corp.                                             830
            31,200  Toyota Motor Corp.                                     1,698
             3,500  Uni-Charm Corp.                                          256
             4,280  Yamada Denki Co. Ltd.                                    374
                                                                 ---------------
                                                                          15,557
                                                                 ---------------
LUXEMBOURG - 0.3%
             3,857  Millicom International
                    Cellular SA(2)                                           426
                                                                 ---------------
MALAYSIA - 0.8%
           288,600  Bumiputra - Commerce
                    Holdings Bhd                                             938
                                                                 ---------------
MEXICO - 0.4%
             9,034  America Movil, SAB de CV ADR                             546
                                                                 ---------------
NETHERLANDS - 1.3%
            10,741  ASML Holding N.V.                                        260
             5,644  CNH Global N.V.                                          291
            53,749  Koninklijke KPN N.V.                                   1,016
                                                                 ---------------
                                                                           1,567
                                                                 ---------------
NORWAY - 2.1%
            33,264  Aker Kvaerner ASA                                        793
            66,032  Norsk Hydro ASA                                          935
            16,100  Yara International ASA                                   899
                                                                 ---------------
                                                                           2,627
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 1.1%
           218,000  Agile Property Holdings Ltd.(1)                          301
             5,669  Alibaba.com Ltd.(1)(2)                                    13

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
           311,500  China Merchants Bank Co.,
                    Ltd. Cl H                                              1,076
                                                                 ---------------
                                                                           1,390
                                                                 ---------------
SINGAPORE - 0.7%
            67,000  Keppel Corp. Ltd.                                        505
            69,000  Oversea-Chinese Banking Corp.                            373
                                                                 ---------------
                                                                             878
                                                                 ---------------
SOUTH AFRICA - 1.3%
            21,362  Anglo American plc                                     1,355
            16,719  MTN Group Ltd.                                           263
                                                                 ---------------
                                                                           1,618
                                                                 ---------------
SOUTH KOREA - 0.5%
               995  Samsung Electronics                                      582
                                                                 ---------------
SPAIN - 3.6%
            59,963  Banco Santander Central
                    Hispano SA                                             1,073
            61,741  Cintra Concesiones de
                    Infraestructuras de
                    Transporte SA(1)                                         980
             8,177  Gamesa Corporacion
                    Tecnologica SA                                           332
            13,091  Inditex SA                                               672
            49,638  Telefonica SA                                          1,438
                                                                 ---------------
                                                                           4,495
                                                                 ---------------
SWITZERLAND - 10.5%
            57,866  ABB Ltd.                                               1,442
            12,148  Actelion Ltd.(2)                                         634
            14,365  Compagnie Financiere
                    Richemont SA Cl A                                        828
             9,789  Holcim Ltd.                                              996
            28,956  Julius Baer Holding AG                                 2,140
             3,181  Nestle SA                                              1,518
            17,762  Novartis AG(1)                                           872
             6,213  Roche Holding AG(1)                                    1,219
               383  SGS SA                                                   514
             3,367  Sonova Holding AG                                        319
             7,602  Syngenta AG(1)                                         2,177
            10,082  UBS AG                                                   330
                                                                 ---------------
                                                                          12,989
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.5%
           218,000  AU Optronics Corp.                                       419
           237,320  Hon Hai Precision
                    Industry Co., Ltd.                                     1,411
                                                                 ---------------
                                                                           1,830
                                                                 ---------------
TURKEY - 0.6%
            43,111  Turkcell Iletisim Hizmet AS                              435
            49,727  Turkiye Garanti Bankasi AS                               297
                                                                 ---------------
                                                                             732
                                                                 ---------------

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM - 15.8%
            35,822  Admiral Group plc                                        716
            49,236  AMEC plc                                                 751
            99,055  BG Group plc                                           2,335
            20,943  British American Tobacco plc                             785
            53,989  Burberry Group plc                                       448
            42,500  Capita Group plc                                         551
           124,220  Compass Group plc                                        804
            35,461  easyJet plc(2)                                           288
            14,662  GlaxoSmithKline plc                                      322
            50,000  HSBC Holdings plc(1)                                     761
            40,417  ICAP plc                                                 503
           154,447  International Power plc                                1,160
           102,680  Man Group plc                                          1,119
            34,455  Reckitt Benckiser Group plc                            1,865
            57,285  Reed Elsevier plc                                        719
            57,479  Scottish and Southern Energy plc                       1,686
            18,983  Standard Chartered plc                                   624
           246,571  Tesco plc                                              1,945
           125,101  TUI Travel plc(2)                                        667
           483,686  Vodafone Group plc                                     1,553
                                                                 ---------------
                                                                          19,602
                                                                 ---------------
TOTAL COMMON STOCKS                                                      122,713
(Cost $106,175)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 0.6%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 3.625%, 10/31/09,
valued at $816), in a joint trading account at
1.75%, dated 2/29/08, due 3/3/08
(Delivery value $800)(4)                                                     800
                                                                 ---------------
(Cost $800)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(5) - 7.4%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.08%, dated 2/29/08,
due 3/3/08 (Delivery value $2,501)                                         2,500

Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.10%, dated 2/29/08,
due 3/3/08 (Delivery value $4,137)                                         4,136

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.08%, dated 2/29/08,
due 3/3/08 (Delivery value $2,501)                                         2,500
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                              9,136
(Cost $9,136)                                                    ---------------

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                               ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 107.2%                                     132,649
                                                                 ---------------
(Cost $116,111)

OTHER ASSETS AND LIABILITIES - (7.2)%                                    (8,966)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $     123,683
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                                                 18.6%
Industrials                                                                17.6%
Materials                                                                  12.0%
Consumer Discretionary                                                      9.3%
Energy                                                                      8.1%
Health Care                                                                 8.0%
Information Technology                                                      7.9%
Consumer Staples                                                            7.9%
Utilities                                                                   5.2%
Telecommunication Services                                                  4.6%
Cash and Equivalents(+)                                                     0.8%

(+)Includes temporary cash investments, securities lending collateral, and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Security, or a portion thereof, was on loan as of February 29, 2008. The aggregate value of securities on loan at February 29, 2008, was $12,398 (in thousands).
(2) Non-income producing.
(3) When-issued security.
(4) Security, or a portion thereof, has been segregated for when-issued securities.
(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total value of all collateral received at February 29, 2008 was $13,707 (in thousands).

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                                    ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of February 29, 2008:

                                                                       VALUE OF
                                                                      INVESTMENT
              VALUATION INPUTS                                        SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                               $   4,084
Level 2 - Other Significant Observable Inputs                           128,565
Level 3 - Significant Unobservable Inputs                                     -
                                                                 ---------------
                                                                      $ 132,649
                                                                 ===============

3. FEDERAL TAX INFORMATION

As of February 29, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                       $ 116,597
                                                                 ===============
Gross tax appreciation of investments                                 $  20,423
Gross tax depreciation of investments                                    (4,371)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                    $  16,052
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and on passive foreign investment companies.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL DISCOVERY FUND
FEBRUARY 29, 2008

[american century investments logo and text logo ®]

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
AUSTRALIA - 8.6%
         1,874,700  Arrow Energy NL(1)                              $      4,209
         1,158,300  Babcock & Brown Ltd.(2)                               18,248
         3,264,800  Babcock & Brown Power Ltd.                             6,186
        22,244,056  Boart Longyear Group(1)                               41,609
         1,556,100  CSL Ltd.                                              52,261
           131,000  Incitec Pivot Ltd.                                    17,759
         2,930,400  Oxiana Ltd.                                           10,526
                                                                 ---------------
                                                                         150,798
                                                                 ---------------
BELGIUM - 1.3%
         1,872,200  Hansen Transmissions
                    International N.V.(1)                                  8,055
           663,096  Telenet Group Holding N.V.                            14,114
                                                                 ---------------
                                                                          22,169
                                                                 ---------------
BERMUDA - 1.3%
         1,560,693  Aquarius Platinum Ltd.                                23,472
                                                                 ---------------
BRAZIL - 0.7%
           579,300  GVT Holding SA(1)                                     12,509
                                                                 ---------------
CANADA - 11.8%
           324,100  Agnico-Eagle Mines Ltd.(1)                            22,388
           413,900  Agrium Inc.                                           30,533
         1,605,100  Equinox Minerals Ltd.(1)                               9,213
           295,000  Fording Canadian Coal Trust(2)                        14,703
           942,500  Gildan Activewear Inc.(1)                             35,455
           546,200  Oilexco Inc.(1)                                        8,345
           300,000  Open Text Corp.(1)(2)                                  9,660
           263,100  Pan American Silver Corp.(1)                          10,524
           278,900  Petrobank Energy &
                    Resources Ltd.(1)                                     16,424
           479,500  Precision Drilling Trust                              10,643
         1,170,100  Sino-Forest Corp.(1)                                  22,560
           368,400  TSX Group Inc.                                        16,571
                                                                 ---------------
                                                                         207,019
                                                                 ---------------
DENMARK - 2.8%
           356,100  FLSmidth & Co. AS B Shares                            33,248
           268,200  Genmab AS(1)                                          15,828
                                                                 ---------------
                                                                          49,076
                                                                 ---------------
EGYPT - 2.5%
           370,500  Commercial International Bank                          6,235
         2,076,200  Egyptian Financial Group -
                    Hermes Holding SAE                                    24,117
           828,200  Orascom Hotels & Development                          13,390
                                                                 ---------------
                                                                          43,742
                                                                 ---------------

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
FINLAND - 1.8%
           745,100  Nokian Renkaat Oyj                                    30,759
                                                                 ---------------
FRANCE - 1.2%
           107,500  Nexans SA                                             11,779
           142,800  Orpea SA(1)                                            8,883
                                                                 ---------------
                                                                          20,662
                                                                 ---------------
GERMANY - 5.3%
           110,300  ElringKlinger AG                                      11,725
           110,200  K+S AG                                                31,538
           361,100  SolarWorld AG                                         16,113
         1,270,500  United Internet AG                                    24,066
            67,900  Vossloh AG                                             9,467
                                                                 ---------------
                                                                          92,909
                                                                 ---------------
GREECE - 1.9%
         1,741,700  Intralot SA                                           32,412
            62,730  JUMBO SA                                               1,668
                                                                 ---------------
                                                                          34,080
                                                                 ---------------
HONG KONG - 2.2%
         6,905,000  Link Real Estate
                    Investment Trust (The)                                16,897
        14,912,000  Melco International
                    Development Ltd.                                      20,989
                                                                 ---------------
                                                                          37,886
                                                                 ---------------
INDIA - 0.4%
           728,100  Bank of India                                          6,480
                                                                 ---------------
IRELAND - 1.2%
           324,400  ICON plc ADR(1)                                       21,443
                                                                 ---------------
ISRAEL - 0.4%
           130,700  Elbit Systems Ltd.                                     7,463
                                                                 ---------------
ITALY - 3.8%
         4,312,300  A2A SpA                                               17,455
         3,901,200  Hera SpA                                              17,584
           531,200  Lottomatica SpA                                       19,179
           589,400  Prysmian SpA(1)                                       11,473
                                                                 ---------------
                                                                          65,691
                                                                 ---------------
JAPAN - 8.6%
           381,100  Capcom Co. Ltd.                                       10,438
           354,800  Hitachi Chemical Co., Ltd.                             6,764
         1,896,000  Japan Steel Works Ltd. (The)                          30,715
           481,300  Konami Corp.                                          15,907
           737,000  Kuraray Co. Ltd.                                       8,765
           566,600  Mitsumi Electric Co., Ltd.                            17,541
         1,003,000  NGK Insulators Ltd.                                   22,732

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
         1,790,000  NIDEC SANKYO CORP.                                    14,610
           184,300  Nitori Co. Ltd.                                        9,129
           171,700  TOYO TANSO CO. LTD.                                   14,648
                                                                 ---------------
                                                                         151,249
                                                                 ---------------
LUXEMBOURG - 2.0%
           311,900  Millicom International
                    Cellular SA(1)                                        34,465
                                                                 ---------------
MALAYSIA - 0.4%
         4,050,300  KNM Group Bhd(1)                                       7,640
                                                                 ---------------
MULTI-NATIONAL - 1.5%
           353,900  iShares MSCI EAFE Growth
                    Index Fund(1)(2)                                      25,534
                                                                 ---------------
NETHERLANDS - 1.9%
           290,000  Fugro N.V. CVA                                        21,874
           527,000  Qiagen N.V.(1)                                        11,691
                                                                 ---------------
                                                                          33,565
                                                                 ---------------
NORWAY - 2.3%
         2,439,675  Pronova BioPharma AS(1)                                7,862
           806,000  Seadrill Ltd.(1)                                      20,771
           944,800  Sevan Marine ASA(1)                                   12,002
                                                                 ---------------
                                                                          40,635
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 2.5%
            35,223  China Nepstar Chain
                    Drugstore Ltd. ADR(1)(2)                                 387
           585,100  Focus Media Holding Ltd.
                    ADR(1)(2)                                             29,472
           363,500  Mindray Medical
                    International Ltd. ADR                                13,340
                                                                 ---------------
                                                                          43,199
                                                                 ---------------
RUSSIAN FEDERATION - 0.4%
            64,100  Wimm-Bill-Dann Foods OJSC ADR                          6,747
                                                                 ---------------
SINGAPORE - 1.2%
        12,883,600  Noble Group Ltd.                                      20,153
                                                                 ---------------
SPAIN - 2.1%
           195,300  Bolsas y Mercados Espanoles                            9,749
           400,300  Tecnicas Reunidas SA                                  27,270
                                                                 ---------------
                                                                          37,019
                                                                 ---------------
SWEDEN - 0.5%
           409,100  Swedish Match AB                                       9,548
                                                                 ---------------
SWITZERLAND - 6.6%
            18,900  Barry Callebaut AG                                    16,146
           147,000  Basilea Pharmaceutica AG(1)                           28,219
             8,100  Lindt & Spruengli AG                                  26,983

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
           331,300  Lonza Group AG                                        43,633
                                                                 ---------------
                                                                         114,981
                                                                 ---------------
THAILAND - 1.5%
         6,976,500  Bank of Ayudhya PCL                                    5,397
            89,500  Banpu PCL NVDR                                         1,345
           905,000  Banpu PCL                                             13,588
         4,263,300  Total Access
                    Communication PCL(1)                                   6,212
                                                                 ---------------
                                                                          26,542
                                                                 ---------------
TURKEY - 1.1%
         2,124,800  Asya Katilim Bankasi AS(1)                            19,841
                                                                 ---------------
UNITED ARAB EMIRATES - 0.6%
         1,321,700  Lamprell plc                                          11,145
                                                                 ---------------
UNITED KINGDOM - 18.6%
         1,256,400  Admiral Group plc                                     25,123
         2,280,300  Aggreko plc                                           26,563
         1,513,300  Autonomy Corp. plc(1)                                 28,145
           905,500  AVEVA Group plc                                       17,724
           969,300  De La Rue plc                                         17,411
           477,600  Expro International Group plc                         11,834
         2,825,200  Ferrexpo plc(1)                                       18,469
           234,400  Homeserve plc                                          9,152
         2,914,800  IG Group Holdings plc                                 20,117
           298,500  Imperial Energy Corp. plc(1)                           8,372
           148,600  Intertek Group plc                                     2,632
           654,000  Pennon Group plc                                       8,274
           466,600  Peter Hambro Mining plc(1)(2)                         13,499
         2,699,800  QinetiQ plc                                           10,611
           545,900  Rotork plc                                            10,748
         2,804,200  Serco Group plc                                       24,122
         2,689,700  VT Group plc                                          35,325
           943,800  Wellstream Holdings plc(1)                            23,796
           626,800  WS Atkins plc                                         13,709
                                                                 ---------------
                                                                         325,626
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,734,047
(Cost $1,428,600)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.4%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 3.625%, 10/31/09,
valued at $6,627), in a joint trading account
at 1.75%, dated 2/29/08, due 3/3/08
(Delivery value $6,501)                                                    6,500
                                                                 ---------------
(Cost $6,500)

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                               ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 4.7%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 3.08%, dated 2/29/08,
due 3/3/08 (Delivery value $25,006)                                       25,000

Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 3.10%, dated 2/29/08,
due 3/3/08 (Delivery value $11,986)                                       11,983

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 3.08%, dated 2/29/08,
due 3/3/08 (Delivery value $45,012)                                       45,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                             81,983
(Cost $81,983)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 104.1%                                   1,822,530
                                                                 ---------------
(Cost $1,517,083)

OTHER ASSETS AND LIABILITIES - (4.1)%                                   (71,384)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $  1,751,146
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Industrials                                                                21.2%
Materials                                                                  13.8%
Consumer Discretionary                                                     11.8%
Health Care                                                                11.6%
Energy                                                                      9.8%
Financials                                                                  9.6%
Information Technology                                                      8.5%
Telecommunication Services                                                  3.8%
Consumer Staples                                                            3.4%
Utilities                                                                   2.8%
Diversified                                                                 2.7%
Cash and cash equivalents(+)                                                1.0%

(+)Includes temporary cash investments, securities lending collateral and other assets and liabilities.

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
NVDR = Non-Voting Depositary Receipt
OJSC = Open Joint Stock Company
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of February 29, 2008. The aggregate value of securities on loan at February 29, 2008, was $79,449 (in thousands).
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. SECURITY VALUATION

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of February 29, 2008:

                                                                      VALUE OF
                                                                     INVESTMENT
              VALUATION INPUTS                                       SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                             $   196,808
Level 2 - Other Significant Observable Inputs                         1,625,722
Level 3 - Significant Unobservable Inputs                                     -
                                                                 ---------------
                                                                    $ 1,822,530
                                                                 ===============

3. FEDERAL TAX INFORMATION

As of February 29, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 1,528,804
                                                                 ===============
Gross tax appreciation of investments                               $   339,657
Gross tax depreciation of investments                                   (45,931)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   293,726
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL OPPORTUNITIES FUND
FEBRUARY 29, 2008

[american century investments logo and text logo ®]

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9%
AUSTRALIA - 5.2%
           708,779  Arrow Energy NL(1)                              $      1,591
         1,305,756  Mount Gibson Iron Ltd.(1)                              4,139
           453,155  NRW Holdings Ltd.                                        913
         1,415,797  Pan Australian Resources Ltd.(1)                       1,380
           176,119  Platinum Australia Ltd.(1)                               473
         1,096,342  St. Barbara Ltd.(1)                                      941
                                                                 ---------------
                                                                           9,437
                                                                 ---------------
BELGIUM - 1.2%
            21,940  EVS Broadcast Equipment SA                             2,251
                                                                 ---------------
BRAZIL - 1.9%
             1,000  Brasil Brokers Participacoes SA(1)                       917
           167,300  Drogasil SA                                            1,262
            59,486  Dufry South America Ltd. BDR(1)                        1,336
                                                                 ---------------
                                                                           3,515
                                                                 ---------------
CANADA - 7.8%
            64,516  Absolute Software Corp.(1)                               823
            59,486  Alamos Gold Inc.(1)                                      453
           398,436  Bayou Bend Petroleum Ltd.(1)                             202
            76,821  Canadian Western Bank                                  2,177
           124,271  Compton Petroleum Corp.(1)                             1,474
           220,599  Golden Star Resources Ltd.(1)                            910
           119,759  Jaguar Mining Inc.(1)                                  1,618
            26,344  Labrador Iron Ore Royalty
                    Income Fund                                            1,438
            33,841  Major Drilling Group
                    International Inc.(1)                                  1,960
            53,694  Petrobank Energy &
                    Resources Ltd.(1)                                      3,161
                                                                 ---------------
                                                                          14,216
                                                                 ---------------
DENMARK - 1.0%
            23,010  East Asiatic Co. Ltd. AS (The)                         1,800
                                                                 ---------------
FRANCE - 2.8%
             7,811  Bonduelle S.C.A.                                         939
             9,348  Eurofins Scientific SA                                 1,087
            28,789  Sechilienne-Sidec                                      1,994
            10,564  Virbac SA                                                981
                                                                 ---------------
                                                                           5,001
                                                                 ---------------
GERMANY - 7.2%
            94,053  D+S europe AG(1)                                       1,327
            16,911  ersol Solar Energy AG(1)                               1,546
            53,535  Kontron AG                                               827
            32,987  Medion AG(1)                                             852
             5,304  Roth & Rau AG(1)                                       1,277
             6,077  Software AG                                              430

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
            26,211  Vossloh AG                                             3,655
           183,143  Wire Card AG(1)                                        3,091
                                                                 ---------------
                                                                          13,005
                                                                 ---------------
GREECE - 1.6%
            33,078  Hellenic Exchanges SA                                    796
            68,226  Sarantis SA                                            1,232
           101,693  Thessaloniki Water Supply and
                    Sewerage Co. SA                                          909
                                                                 ---------------
                                                                           2,937
                                                                 ---------------
HONG KONG - 4.0%
         1,560,000  Huabao International Holdings Ltd.                     1,319
           692,000  Midland Holdings Ltd.                                    916
           806,000  Peace Mark Holdings Ltd.                                 897
         2,860,000  Polytec Asset Holdings Ltd.                              865
         2,066,000  Prosperity Real Estate
                    Investment Trust                                         433
         8,276,500  Regent Pacific Group Ltd.(1)                             937
         6,725,000  REXCAPITAL Financial
                    Holdings Ltd.(1)                                         887
         2,444,000  Sa Sa International Holdings Ltd.                      1,032
                                                                 ---------------
                                                                           7,286
                                                                 ---------------
INDIA - 2.5%
           155,746  Everest Kanto Cylinder Ltd.(1)                         1,212
            13,600  ICSA India Ltd.(1)                                       159
            54,445  Tulip IT Services Ltd.                                 1,374
           346,164  Voltas Ltd.                                            1,722
                                                                 ---------------
                                                                           4,467
                                                                 ---------------
INDONESIA - 4.1%
        11,597,350  PT Bakrie Sumatera
                    Plantations Tbk                                        3,142
         3,554,500  PT Sampoerna Agro Tbk(1)                               1,701
           746,000  PT Timah Tbk                                           2,596
                                                                 ---------------
                                                                           7,439
                                                                 ---------------
ISRAEL - 0.6%
            69,888  Delek Automotive Systems Ltd.                          1,028
                                                                 ---------------
ITALY - 2.5%
           126,633  Astaldi SpA                                              943
           108,461  Enia SpA(1)                                            1,770
           169,317  Polynt SpA(1)                                            930
            49,617  TREVI - Finanziaria
                    Industriale SpA                                          951
                                                                 ---------------
                                                                           4,594
                                                                 ---------------
JAPAN - 9.0%
            24,200  Capcom Co. Ltd.                                          663
            69,100  Hosiden Corp.                                          1,184
            31,500  Mandom Corp.                                             919
            93,400  Matsumotokiyoshi
                    Holdings Co., Ltd.(1)                                  1,896
            99,500  Nihon Kohden Corp.                                     2,001

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
           213,000  Nippon Synthetic Chemical
                    Industry Co., Ltd. (The)                               1,265
               482  Osaka Securities
                    Exchange Co. Ltd.                                      2,480
           111,000  Shinko Plantech Co. Ltd.                               1,470
               782  So-net Entertainment Corp.                             3,357
            13,772  TOYO TANSO CO. LTD.                                    1,175
                                                                 ---------------
                                                                          16,410
                                                                 ---------------
MALAYSIA - 1.9%
         1,866,800  Alliance Financial Group Bhd                           1,660
           745,700  IJM Plantations Bhd                                      969
           721,100  WCT Engineering Bhd                                      910
                                                                 ---------------
                                                                           3,539
                                                                 ---------------
NETHERLANDS - 3.0%
            22,650  Smartrac N.V.(1)                                       1,269
            22,313  Smit Internationale N.V.                               2,074
           155,099  Super De Boer N.V.(1)                                    995
            37,561  Unit 4 Agresso N.V.                                    1,044
                                                                 ---------------
                                                                           5,382
                                                                 ---------------
NORWAY - 4.8%
           521,574  Deep Sea Supply plc                                    2,446
           395,408  Golden Ocean Group Ltd.(2)                             2,217
            40,749  ODIM ASA(1)                                              628
           206,133  Songa Offshore ASA(1)(2)                               2,979
           162,821  StepStone ASA(1)                                         526
                                                                 ---------------
                                                                           8,796
                                                                 ---------------
PAPUA-NEW GUINEA - 0.9%
           143,536  New Britain Palm Oil Ltd.                              1,604
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 2.1%
           586,000  Ajisen China Holdings Ltd.(1)                            827
            35,522  China Medical
                    Technologies Inc. ADR(2)                               1,634
           454,000  Li Ning Co. Ltd.                                       1,412
                                                                 ---------------
                                                                           3,873
                                                                 ---------------
PHILIPPINES - 0.5%
         2,003,200  Manila Water Co. Inc.(1)                                 909
                                                                 ---------------
SINGAPORE - 4.3%
           915,000  Epure International Ltd.(1)                            1,171
           331,000  Ezra Holdings Ltd.                                       550
           484,000  Midas Holdings Ltd.(2)                                   390
         1,480,000  Straits Asia Resources Ltd.(2)                         4,045
           235,000  Swiber Holdings Ltd.(1)                                  400
           771,000  Tat Hong Holdings Ltd.                                 1,187
                                                                 ---------------
                                                                           7,743
                                                                 ---------------

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
SOUTH AFRICA - 1.5%
           331,533  Medi-Clinic Corp. Ltd.                                   922
            94,475  Northam Platinum Ltd.                                    890
           148,057  Spar Group Ltd. (The)                                    940
                                                                 ---------------
                                                                           2,752
                                                                 ---------------
SOUTH KOREA - 2.0%
            42,620  Hotel Shilla Co. Ltd.                                  1,258
             6,826  MegaStudy Co., Ltd.                                    2,357
                                                                 ---------------
                                                                           3,615
                                                                 ---------------
SPAIN - 5.8%
           162,057  Grifols SA                                             3,699
            94,756  Laboratorios Farmaceuticos
                    Rovi SA(1)                                             1,559
           346,319  Tubacex SA(2)                                          3,232
            96,997  Viscofan SA                                            2,074
                                                                 ---------------
                                                                          10,564
                                                                 ---------------
SWEDEN - 3.8%
            89,151  Betsson AB                                               906
           200,574  Black Earth Farming Ltd.
                    SDR(1)(2)                                              2,362
           134,913  Intrum Justitia AB                                     2,163
           117,011  Kungsleden AB(2)                                       1,389
                                                                 ---------------
                                                                           6,820
                                                                 ---------------
SWITZERLAND - 1.5%
            10,823  Bucher Industries AG                                   2,759
                                                                 ---------------
THAILAND - 1.6%
         1,190,600  BEC World Public Co. Ltd.(1)                           1,041
            61,000  Mermaid Maritime PCL(1)                                   44
         8,881,800  Quality Houses PCL(1)                                    677
         2,065,200  Quality Houses PCL NVDR                                  156
         1,004,500  TISCO Bank PCL(1)                                        940
                                                                 ---------------
                                                                           2,858
                                                                 ---------------
TURKEY - 1.1%
           216,639  Asya Katilim Bankasi AS(1)                             2,023
                                                                 ---------------
UNITED KINGDOM - 12.7%
           166,796  888 Holdings plc                                         464
           264,346  Babcock International Group plc                        2,957
            37,781  Chemring Group plc                                     1,838
           127,232  Connaught plc                                          1,013
           216,687  Hikma Pharmaceuticals plc                              2,138
           242,591  IG Group Holdings plc                                  1,674
           324,421  International Personal Finance plc                     1,308
           355,309  MITIE Group plc                                        1,810
            84,331  RPS Group plc                                            494
           120,236  Shaftesbury plc                                        1,371

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
           116,458  Southern Cross Healthcare Ltd.                           895
            51,961  Tradus plc(1)                                          1,852
           145,736  United Drug plc                                          857
            70,910  Wellstream Holdings plc(1)                             1,788
            89,651  WSP Group plc                                            961
           297,495  Xchanging Ltd.(1)                                      1,606
                                                                 ---------------
                                                                          23,026
                                                                 ---------------
TOTAL COMMON STOCKS                                                      179,649
(Cost $151,007)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 1.9%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 3.625%, 10/31/09,
valued at $3,467), in a joint trading account
at 1.75%, dated 2/29/08, due 3/3/08
(Delivery value $3,400)                                                    3,400
                                                                 ---------------
(Cost $3,400)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 17.4%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.08%, dated 2/29/08,
due 3/3/08 (Delivery value $10,003)                                       10,000

Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.10%, dated 2/29/08,
due 3/3/08 (Delivery value $11,567)                                       11,564

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.08%, dated 2/29/08,
due 3/3/08 (Delivery value $10,003)                                       10,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                             31,564
(Cost $31,564)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 118.2%                                     214,613
                                                                 ---------------
(Cost $185,971)

OTHER ASSETS AND LIABILITIES - (18.2)%                                  (33,102)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $    181,511
                                                                 ===============

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Industrials                                                                18.7%
Materials                                                                  13.0%
Consumer Staples                                                           12.0%
Financials                                                                 11.4%
Energy                                                                     11.0%
Consumer Discretionary                                                     10.5%
Information Technology                                                      9.1%
Health Care                                                                 8.7%
Utilities                                                                   3.7%
Telecommunication Services                                                  0.8%
Cash and Equivalents(+)                                                     1.1%

(+)Includes temporary cash investments, securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
BDR = Brazilian Depositary Receipt
NVDR = Non-Voting Depositary Receipt
SDR = Swedish Depositary Receipt
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of February 29, 2008. The aggregate value of securities on loan at February 29, 2008, was $29,536 (in thousands).
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATION

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of February 29, 2008:

                                                                      VALUE OF
                                                                     INVESTMENT
              VALUATION INPUTS                                       SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                               $   1,634
Level 2 - Other Significant Observable Inputs                           212,979
Level 3 - Significant Unobservable Inputs                                     -
                                                                 ---------------
                                                                      $ 214,613
                                                                 ===============

3. FEDERAL TAX INFORMATION

As of February 29, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $  186,912
                                                                 ===============
Gross tax appreciation of investments                                $   34,248
Gross tax depreciation of investments                                    (6,547)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $   27,701
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
LIFE SCIENCES FUND
FEBRUARY 29, 2008

[american century investments logo and text logo ®]

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9%
BIOTECHNOLOGY - 7.9%
            22,000  Biogen Idec Inc.(1)                            $   1,283,920
            28,551  Celgene Corp.(1)                                   1,609,420
            82,542  Gilead Sciences, Inc.(1)                           3,905,887
            27,000  PDL BioPharma Inc.(1)                                431,460
             3,500  Pharmion Corp.(1)                                    250,565
                                                                 ---------------
                                                                       7,481,252
                                                                 ---------------
CHEMICALS - 2.6%
            44,250  Sigma-Aldrich Corp.                                2,434,635
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.3%
            54,000  CVS/Caremark Corp.                                 2,180,520
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 27.3%
            20,000  Alcon, Inc.                                        2,894,600
            62,068  Baxter International Inc.                          3,663,253
            15,570  Beckman Coulter, Inc.                              1,050,975
            33,359  Becton, Dickinson & Co.                            3,016,321
            15,000  C.R. Bard, Inc.                                    1,421,850
            33,000  Covidien Ltd.                                      1,412,070
            12,500  DENTSPLY International Inc.                          488,000
            12,198  Hospira Inc.(1)                                      519,147
            28,000  Inverness Medical
                    Innovations, Inc.(1)                                 827,960
            60,000  Medtronic, Inc.                                    2,961,600
            61,500  Respironics, Inc.(1)                               4,039,320
            26,323  Smith & Nephew plc ADR                             1,720,998
            45,000  St. Jude Medical, Inc.(1)                          1,934,100
                                                                 ---------------
                                                                      25,950,194
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 16.6%
            30,000  Aetna Inc.                                         1,488,000
            22,500  AmerisourceBergen Corp.                              938,700
            23,000  Express Scripts, Inc.(1)                           1,359,300
            17,359  Humana Inc.(1)                                     1,186,140
            13,000  Laboratory Corp. of
                    America Holdings(1)                                1,005,030
            16,700  McKesson Corp.                                       981,292
            22,200  Owens & Minor Inc.                                   953,934
            30,417  Psychiatric Solutions, Inc.(1)                       860,497
            60,000  Skilled Healthcare Group Inc.
                    Cl A(1)                                              756,000
            84,000  Sun Healthcare Group, Inc.(1)                      1,238,160
            47,000  Sunrise Senior Living, Inc.(1)                     1,286,860
            37,750  UnitedHealth Group Inc.                            1,754,620
            28,112  WellPoint Inc.(1)                                  1,970,089
                                                                 ---------------
                                                                      15,778,622
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 10.0%
            17,500  Covance Inc.(1)                                    1,477,175

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            21,000  Millipore Corp.(1)                                 1,467,900
           100,000  Thermo Fisher Scientific Inc.(1)                   5,593,000
            16,100  Waters Corp.(1)                                      959,721
                                                                 ---------------
                                                                       9,497,796
                                                                 ---------------
PHARMACEUTICALS - 32.2%
            87,500  Abbott Laboratories                                4,685,625
            30,480  Allergan, Inc.                                     1,805,330
            71,005  Bristol-Myers Squibb Co.                           1,605,423
            66,873  Elan Corp. plc ADR(1)                              1,522,698
            76,500  Johnson & Johnson                                  4,739,941
           102,000  Merck & Co., Inc.                                  4,518,600
            25,000  Novartis AG ADR                                    1,228,750
            26,200  Pharmaceutical HOLDRsSM Trust                      1,902,120
            11,250  Roche Holding AG ORD                               2,206,440
            94,000  Schering-Plough Corp.                              2,039,800
            22,500  Shire plc ADR                                      1,314,900
            64,994  Teva Pharmaceutical
                    Industries Ltd. ADR                                3,189,256
                                                                 ---------------
                                                                      30,758,883
                                                                 ---------------
TOTAL COMMON STOCKS                                                   94,081,902
(Cost $84,818,755)                                               ---------------

TEMPORARY CASH INVESTMENTS - 1.2%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 1.51%, 6/19/08, valued at
$1,122,621), in a joint trading account at
1.70%, dated 2/29/08, due 3/3/08
(Delivery value $1,100,156)                                            1,100,000
(Cost $1,100,000)                                                ---------------

TOTAL INVESTMENT SECURITIES - 100.1%                                  95,181,902
(Cost $85,918,755)                                               ---------------

OTHER ASSETS AND LIABILITIES - (0.1)%                                   (91,526)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  95,090,376
                                                                 ===============

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts                      Settlement                            Unrealized
to Sell                           Date               Value           Gain (Loss)
--------------------------------------------------------------------------------
1,161,000 CHF for USD            3/31/08          $1,113,494          $(23,967)
                                                ================================

(Value on Settlement Date $1,089,527)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
HOLDRs = Holding Company Depositary Receipts
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of February
29, 2008:

                                                                UNREALIZED GAIN
                                                   VALUE OF     (LOSS) ON OTHER
                                                  INVESTMENT       FINANCIAL
              VALUATION INPUTS                    SECURITIES      INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                          $ 91,875,462              -
Level 2 - Other Significant Observable Inputs       3,306,440      $ (23,967)
Level 3 - Significant Unobservable Inputs                   -              -
                                                --------------------------------
                                                 $ 95,181,902      $ (23,967)
                                                ================================
*Includes forward foreign currency exchange contracts.

3. FEDERAL TAX INFORMATION

As of February 29, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 85,927,942
                                                                 ===============
Gross tax appreciation of investments                              $ 14,246,724
Gross tax depreciation of investments                                (4,992,764)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  9,253,960
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
TECHNOLOGY FUND
FEBRUARY 29, 2008

[american century investments logo and text logo ®]

TECHNOLOGY - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
AEROSPACE & DEFENSE - 4.9%
            24,721  Lockheed Martin Corp.                          $   2,551,207
            41,517  Raytheon Co.                                       2,691,962
                                                                 ---------------
                                                                       5,243,169
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.1%
            29,500  Nissha Printing Co., Ltd. ORD                      1,241,302
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 17.1%
           219,744  Cisco Systems Inc.(1)                              5,355,161
           179,806  Corning Inc.                                       4,176,893
            81,866  Nokia Oyj ADR                                      2,947,995
            57,769  Research In Motion Ltd.(1)                         5,996,423
                                                                 ---------------
                                                                      18,476,472
                                                                 ---------------
COMPUTERS & PERIPHERALS - 11.0%
            26,623  Apple Inc.(1)                                      3,328,408
            44,878  Hewlett-Packard Co.                                2,143,822
           137,900  High Tech Computer Corp. ORD                       2,867,902
           130,000  Toshiba Corp. ORD                                    975,410
            81,339  Western Digital Corp.(1)                           2,510,935
                                                                 ---------------
                                                                      11,826,477
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.9%
             9,029  Vestas Wind Systems AS ORD(1)                        921,305
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.9%
           141,718  Brightpoint Inc.(1)                                1,465,364
            39,273  Plexus Corp.(1)                                      972,792
           125,000  SMK Corp. ORD                                        735,635
                                                                 ---------------
                                                                       3,173,791
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.9%
             8,510  Priceline.com Inc.(1)                                970,310
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 9.2%
            11,915  Google Inc. Cl A(1)                                5,614,110
            50,703  VeriSign, Inc.(1)                                  1,764,464
            83,397  Websense Inc.(1)                                   1,623,740
            88,757  Website Pros, Inc.(1)                                979,877
                                                                 ---------------
                                                                       9,982,191
                                                                 ---------------
IT SERVICES - 7.8%
            31,769  Affiliated Computer Services Inc.
                    Cl A(1)                                            1,612,277

TECHNOLOGY - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            31,526  Alliance Data Systems Corp.(1)                     1,596,161
            22,065  International Business
                    Machines Corp.                                     2,512,321
           264,198  Sapient Corp.(1)                                   1,949,781
            36,986  Western Union Co. (The)                              769,309
                                                                 ---------------
                                                                       8,439,849
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 17.9%
            48,725  Analog Devices, Inc.                               1,311,677
            42,157  Applied Materials, Inc.                              808,150
            70,003  Eagle Test Systems Inc.(1)                           732,931
           289,804  Intel Corp.                                        5,781,590
            62,084  MEMC Electronic Materials Inc.(1)                  4,735,768
            56,753  Microchip Technology Inc.                          1,746,857
            41,627  MKS Instruments, Inc.(1)                             836,286
            17,849  NVIDIA Corp.(1)                                      381,790
           118,330  Pericom Semiconductor Corp.(1)                     1,577,339
            45,502  Semtech Corp.(1)                                     579,695
            23,493  Varian Semiconductor
                    Equipment Associates, Inc.(1)                        793,594
                                                                 ---------------
                                                                      19,285,677
                                                                 ---------------
SOFTWARE - 21.4%
            32,096  Activision, Inc.(1)                                  874,616
            40,258  Adobe Systems Inc.(1)                              1,354,682
            50,654  Amdocs Ltd.(1)                                     1,570,274
            51,784  Citrix Systems, Inc.(1)                            1,705,247
            33,700  Hitachi Software Engineering Co.,
                    Ltd. ORD                                             796,889
            93,143  Informatica Corp.(1)                               1,626,277
            24,060  MICROS Systems, Inc.(1)                              770,882
           225,558  Microsoft Corporation                              6,139,689
           115,823  NetScout Systems, Inc.(1)                          1,075,996
           198,869  Oracle Corp.(1)                                    3,738,737
            65,540  Sybase, Inc.(1)                                    1,744,675
           102,212  Symantec Corp.(1)                                  1,721,250
                                                                 ---------------
                                                                      23,119,214
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 4.5%
            10,805  China Mobile Ltd. ADR                                806,269
            36,944  Reliance Communication
                    Ventures Ltd. ORD                                    519,751
           161,998  Syniverse Holdings, Inc.(1)                        2,745,866
           261,283  Vodafone Group plc ORD                               839,114
                                                                 ---------------
                                                                       4,911,000
                                                                 ---------------
TOTAL COMMON STOCKS                                                  107,590,757
(Cost $109,103,139)                                              ---------------

TECHNOLOGY - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.4%
Repurchase Agreement, Bank of America
Securities, LLC (collateralized by various
U.S. Treasury obligations, 2.75%, 2/28/13,
valued at $410,617), in joint trading accout
at 1.55%, dated 2/29/08, due 3/3/08
(Delivery value $400,052)                                                400,000
                                                                 ---------------
(Cost $400,000)

TOTAL INVESTMENT SECURITIES - 100.0%                                 107,990,757
(Cost $109,503,139)                                              ---------------

OTHER ASSETS AND LIABILITIES(2)                                          (1,695)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 107,989,062
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.
(2) Category is less than 0.05% of total net assets.

TECHNOLOGY - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of February 29, 2008:

                                                                     VALUE OF
                                                                    INVESTMENT
              VALUATION INPUTS                                      SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                           $  98,693,449
Level 2 - Other Significant Observable Inputs                         9,297,308
Level 3 - Significant Unobservable Inputs                                     -
                                                                 ---------------
                                                                  $ 107,990,757
                                                                 ===============

3. FEDERAL TAX INFORMATION

As of February 29, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 109,941,039
                                                                 ===============
Gross tax appreciation of investments                             $   7,340,426
Gross tax depreciation of investments                                (9,290,708)
                                                                 ---------------
 Net tax appreciation (depreciation) of investments               $  (1,950,282)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
NT INTERNATIONAL GROWTH FUND
FEBRUARY 29, 2008

[american century investments logo and text logo ®]

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 98.1%
AUSTRALIA - 6.0%
             5,000  Babcock & Brown Ltd.(1)                        $      78,771
            22,531  BHP Billiton Ltd.(1)                                 824,423
           120,461  Boart Longyear Group(2)                              225,328
            25,000  CSL Ltd.                                             839,625
            48,600  Oxiana Ltd.                                          174,569
            23,023  QBE Insurance Group Ltd.                             475,338
             7,946  Rio Tinto Ltd.(1)                                    991,112
             8,400  Westpac Banking Corp.                                179,360
             3,800  WorleyParsons Ltd.                                   129,955
                                                                 ---------------
                                                                       3,918,481
                                                                 ---------------
BELGIUM - 2.7%
             7,155  KBC Groupe                                           896,935
            21,230  SES SA Fiduciary
                    Depositary Receipt(2)                                524,272
             6,985  Umicore                                              355,730
                                                                 ---------------
                                                                       1,776,937
                                                                 ---------------
BRAZIL - 1.2%
            12,700  Bolsa de Mercadorias e Futuros -
                    BM&F SA                                              137,835
            20,700  Redecard SA                                          319,545
            24,800  Unibanco-Uniao de Bancos
                    Brasileiros SA                                       335,898
                                                                 ---------------
                                                                         793,278
                                                                 ---------------
CANADA - 3.7%
             6,600  Canadian National Railway Co.                        348,348
             7,600  EnCana Corp.                                         579,196
             2,800  Potash Corp. of Saskatchewan                         445,087
             4,000  Research In Motion Ltd.(2)                           415,200
             5,795  Shoppers Drug Mart Corp.                             296,167
             3,400  Suncor Energy Inc.                                   350,569
                                                                 ---------------
                                                                       2,434,567
                                                                 ---------------
CZECH REPUBLIC - 1.2%
            11,000  CEZ AS                                               819,852
                                                                 ---------------
DENMARK - 2.7%
            17,800  Novo Nordisk AS B Shares                           1,219,382
             5,400  Vestas Wind Systems AS(2)                            551,008
                                                                 ---------------
                                                                       1,770,390
                                                                 ---------------
FINLAND - 1.2%
            21,100  Nokia Oyj                                            759,450
                                                                 ---------------

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
FRANCE - 8.3%
             2,721  Accor SA                                             193,257
             4,200  ALSTOM Co.                                           881,057
            14,165  AXA SA                                               477,940
             4,082  Groupe Danone                                        321,028
             2,067  PPR SA                                               282,636
             2,209  Renault SA                                           235,860
             1,600  Schneider Electric SA                                182,084
             2,978  Societe Generale(1)                                  319,278
               744  Societe Generale -
                    new shares(2)(3)                                      81,807
             5,000  Suez SA                                              317,742
            12,524  Total SA                                             946,329
             3,127  Ubisoft Entertainment SA(2)                          262,174
             5,500  Veolia Environnement                                 489,856
             6,700  Vinci SA                                             462,307
                                                                 ---------------
                                                                       5,453,355
                                                                 ---------------
GERMANY - 9.7%
             1,100  Allianz SE                                           193,073
             2,600  BASF SE                                              329,508
             2,486  Continental AG                                       242,519
             6,340  Deutsche Boerse AG                                   990,847
             9,970  Fresenius Medical Care
                    AG & Co. KGaA                                        523,700
            13,943  GEA Group AG(2)                                      455,765
             3,700  Hochtief AG                                          404,013
             2,783  K+S AG                                               796,476
             6,200  Linde AG                                             822,446
             5,300  Metro AG                                             443,296
             4,300  Q-Cells AG(2)                                        342,713
             1,400  RWE AG                                               168,979
             4,500  SAP AG                                               214,414
             3,200  Siemens AG                                           408,729
                                                                 ---------------
                                                                       6,336,478
                                                                 ---------------
GREECE - 1.8%
             7,600  Coca-Cola Hellenic Bottling Co. SA                   334,525
            15,700  National Bank of Greece SA                           854,690
                                                                 ---------------
                                                                       1,189,215
                                                                 ---------------
HONG KONG - 1.4%
            45,100  Esprit Holdings Ltd.                                 564,493
            18,700  Hang Seng Bank Ltd.                                  353,299
                                                                 ---------------
                                                                         917,792
                                                                 ---------------
INDIA - 2.3%
             9,700  Bharat Heavy Electricals Ltd.                        549,965
            11,300  Bharti Airtel Ltd.(2)                                231,504

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             7,300  Housing Development
                    Finance Corp. Ltd.                                   507,007
            10,100  Tata Consultancy Services Ltd.                       220,009
                                                                 ---------------
                                                                       1,508,485
                                                                 ---------------
IRELAND - 0.4%
             7,693  Anglo Irish Bank Corp. plc                           108,762
            10,000  Kingspan Group plc                                   135,643
                                                                 ---------------
                                                                         244,405
                                                                 ---------------
ITALY - 2.7%
             7,411  ENI SpA                                              256,389
             8,900  Fiat SpA(1)                                          186,903
            11,000  Finmeccanica SpA                                     338,283
            24,962  Saipem SpA                                         1,017,680
                                                                 ---------------
                                                                       1,799,255
                                                                 ---------------
JAPAN - 12.7%
            12,700  Canon, Inc.                                          568,081
            13,500  Daikin Industries Ltd.                               603,624
             4,300  Fanuc Ltd.                                           399,699
            22,000  Isuzu Motors Ltd.                                    100,184
            44,000  Kobe Steel Ltd.                                      136,670
            24,000  Kuraray Co. Ltd.                                     285,422
             7,000  Kurita Water Industries Ltd.                         220,852
             4,400  Makita Corp.                                         155,095
            75,000  Marubeni Corp.                                       565,644
            20,400  Mitsubishi Corp.                                     621,378
            22,000  Mitsubishi Electric Corp.(1)                         200,858
            38,000  Mitsui O.S.K. Lines, Ltd.                            493,493
             2,000  Nintendo Co., Ltd.                                   992,411
             5,900  Sony Corp.                                           275,608
               124  Sony Financial Holdings Inc.(1)(2)                   488,108
            43,000  Sumitomo Metal Industries Ltd.                       182,272
            23,000  Sumitomo Realty &
                    Development Co. Ltd.                                 390,145
             7,000  Terumo Corp.                                         379,789
            15,900  Toyota Motor Corp.                                   864,782
             2,900  Uni-Charm Corp.                                      211,872
             2,200  Yamada Denki Co. Ltd.                                192,202
                                                                 ---------------
                                                                       8,328,189
                                                                 ---------------
LUXEMBOURG - 0.7%
             4,300  Millicom International
                    Cellular SA(2)                                       475,150
                                                                 ---------------
MALAYSIA - 0.6%
           127,500  Bumiputra - Commerce
                    Holdings Bhd                                         414,312
                                                                 ---------------
MEXICO - 0.4%
             4,648  America Movil, SAB de CV ADR                         281,018
                                                                 ---------------

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MULTI-NATIONAL - 1.4%
            12,700  iShares MSCI EAFE Index Fund                         907,542
                                                                 ---------------
NETHERLANDS - 1.3%
             4,655  ASML Holding N.V.                                    112,496
             3,600  CNH Global N.V.                                      185,400
            28,300  Koninklijke KPN N.V.                                 534,728
                                                                 ---------------
                                                                         832,624
                                                                 ---------------
NORWAY - 1.9%
            15,190  Aker Kvaerner ASA                                    362,238
            34,600  Norsk Hydro ASA                                      489,898
             6,800  Yara International ASA                               379,544
                                                                 ---------------
                                                                       1,231,680
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 1.1%
           116,000  Agile Property Holdings Ltd.(1)                      160,248
             3,036  Alibaba.com Ltd.(1)(2)                                 7,096
           163,500  China Merchants Bank Co.,
                    Ltd. Cl H                                            564,663
                                                                 ---------------
                                                                         732,007
                                                                 ---------------
SINGAPORE - 0.7%
            35,000  Keppel Corp. Ltd.                                    263,556
            37,000  Oversea-Chinese Banking Corp.                        200,143
                                                                 ---------------
                                                                         463,699
                                                                 ---------------
SOUTH AFRICA - 1.4%
            11,999  Anglo American plc                                   761,103
             8,500  MTN Group Ltd.                                       133,498
                                                                 ---------------
                                                                         894,601
                                                                 ---------------
SOUTH KOREA - 0.5%
             3,900  Hynix Semiconductor Inc.(2)                           99,794
               400  Samsung Electronics                                  233,792
                                                                 ---------------
                                                                         333,586
                                                                 ---------------
SPAIN - 3.9%
            36,700  Banco Santander Central
                    Hispano SA                                           656,420
            31,230  Cintra Concesiones de
                    Infraestructuras de
                    Transporte SA(1)                                     495,676
             7,100  Gamesa Corporacion
                    Tecnologica SA                                       288,424
             6,635  Inditex SA                                           340,833
            26,100  Telefonica SA                                        756,014
                                                                 ---------------
                                                                       2,537,367
                                                                 ---------------

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
SWITZERLAND - 9.6%
            24,415  ABB Ltd.                                             608,300
             6,431  Compagnie Financiere
                    Richemont SA Cl A                                    370,794
             5,100  Holcim Ltd.                                          518,911
            13,000  Julius Baer Holding AG                               961,072
             2,000  Nestle SA                                            954,600
             9,665  Novartis AG(1)                                       474,390
             3,266  Roche Holding AG(1)                                  640,554
               200  SGS SA                                               268,406
             1,600  Sonova Holding AG                                    151,786
             4,307  Syngenta AG(1)                                     1,233,490
             3,758  UBS AG                                               122,885
                                                                 ---------------
                                                                       6,305,188
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.2%
           111,000  AU Optronics Corp.                                   213,264
            97,800  Hon Hai Precision
                    Industry Co., Ltd.                                   581,697
                                                                 ---------------
                                                                         794,961
                                                                 ---------------
TURKEY - 0.6%
            22,800  Turkcell Iletisim Hizmet AS                          229,984
            26,300  Turkiye Garanti Bankasi AS                           156,989
                                                                 ---------------
                                                                         386,973
                                                                 ---------------
UNITED KINGDOM - 14.8%
            18,900  Admiral Group plc                                    377,922
            14,900  Aggreko plc                                          173,571
            20,900  AMEC plc                                             319,082
            51,031  BG Group plc                                       1,203,011
            31,186  Burberry Group plc                                   258,791
            21,301  Capita Group plc                                     275,923
            63,500  Compass Group plc                                    410,479
            14,800  easyJet plc(2)                                       120,195
             7,472  GlaxoSmithKline plc                                  163,930
            28,000  HSBC Holdings plc(1)                                 426,291
            20,600  ICAP plc                                             256,289
            75,600  International Power plc                              567,999
            46,914  Man Group plc                                        511,565
            19,508  Reckitt Benckiser Group plc                        1,056,179
            29,098  Reed Elsevier plc                                    365,283
            27,700  Scottish and Southern Energy plc                     812,240
            10,000  Standard Chartered plc                               328,954
           131,282  Tesco plc                                          1,036,126
            63,700  TUI Travel plc(2)                                    339,851
           222,600  Vodafone Group plc                                   714,882
                                                                 ---------------
                                                                       9,718,563
                                                                 ---------------
TOTAL COMMON STOCKS                                                   64,359,400
(Cost $57,499,119)                                               ---------------

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
PREFERRED STOCKS - 0.3%
GERMANY - 0.3%
             4,300  Henkel KGaA                                          190,392
                                                                 ---------------
(Cost $226,538)

TEMPORARY CASH INVESTMENTS - 1.8%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 1.51%, 6/19/08, valued at
$1,224,677), in a joint trading account
at 1.70%, dated 2/29/08, due 3/3/08
(Delivery value $1,200,170)(4)                                         1,200,000
                                                                 ---------------
(Cost $1,200,000)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(5) - 6.2%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 3.08%, dated 2/29/08,
due 3/3/08 (Delivery value $600,154)                                     600,000

Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.10%, dated 2/29/08,
due 3/3/08 (Delivery value $2,880,285)                                 2,879,541

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 3.08%, dated 2/29/08, due 3/3/08
(Delivery value $600,154)                                                600,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                          4,079,541
(Cost $4,079,541)                                                ---------------

TOTAL INVESTMENT SECURITIES - 106.4%                                  69,829,333
                                                                 ---------------
(Cost $63,005,198)

OTHER ASSETS AND LIABILITIES - (6.4)%                                (4,179,487)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  65,649,846
                                                                 ===============

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                                                 18.8%
Industrials                                                                17.3%
Materials                                                                  13.3%
Consumer Discretionary                                                      9.0%
Energy                                                                      7.4%
Consumer Staples                                                            7.4%
Information Technology                                                      7.1%
Health Care                                                                 6.7%
Telecommunication Services                                                  5.2%
Utilities                                                                   4.8%
Diversified                                                                 1.4%
Cash and Equivalents(+)                                                     1.6%

(+)Includes temporary cash investments, securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
EAFE = Europe, Australasia, and Far East
MSCI = Morgan Stanley Capital International
(1) Security, or a portion thereof, was on loan as of February 29, 2008. The aggregate value of securities on loan at February 29, 2008, was $4,807,064.
(2) Non-income producing.
(3) When-issued security.
(4) Security, or a portion thereof, has been segregated for when-issued securities.
(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total value of all collateral received at February 29, 2008, was $5,215,039.

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of February 29, 2008:

                                                                     VALUE OF
                                                                    INVESTMENT
              VALUATION INPUTS                                      SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                            $  3,191,854
Level 2 - Other Significant Observable Inputs                        66,637,479
Level 3 - Significant Unobservable Inputs                                     -
                                                                 ---------------
                                                                   $ 69,829,333
                                                                 ===============

3. FEDERAL TAX INFORMATION

As of February 29, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 63,391,892
                                                                 ===============
Gross tax appreciation of investments                              $  8,777,262
Gross tax depreciation of investments                                (2,339,821)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  6,437,441
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
NT EMERGING MARKETS FUND
FEBRUARY 29, 2008

[american century investments logo and text logo ®]

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.3%
BRAZIL - 12.8%
            12,400  Banco do Brasil SA                              $    206,673
            19,400  Cia Vale do Rio Doce ADR                             675,897
             8,449  Dufry South America Ltd. BDR(1)                      189,843
             5,600  GVT Holding SA(1)                                    120,926
             8,300  Lojas Renner SA                                      163,030
             9,221  LPS Brasil - Consultoria de
                    Imoveis SA(1)                                        171,794
             7,600  Lupatech SA                                          239,586
             9,964  Petroleo Brasileiro SA ADR                         1,169,177
            15,150  Redecard SA                                          233,870
             5,300  Rossi Residencial SA                                 122,159
                                                                 ---------------
                                                                       3,292,955
                                                                 ---------------
CHILE - 1.3%
            16,400  Compania Cervecerias Unidas SA                       113,675
            35,910  La Polar SA                                          225,588
                                                                 ---------------
                                                                         339,263
                                                                 ---------------
CZECH REPUBLIC - 2.7%
             5,200  CEZ AS                                               387,567
             1,200  Komercni Banka AS                                    295,503
                                                                 ---------------
                                                                         683,070
                                                                 ---------------
EGYPT - 2.5%
            17,300  Egyptian Financial Group -
                    Hermes Holding SAE                                   200,963
             2,600  Orascom Construction Industries                      312,810
             8,400  Orascom Hotels & Development                         135,803
                                                                 ---------------
                                                                         649,576
                                                                 ---------------
HONG KONG - 2.8%
           132,000  AAC Acoustic Technology
                    Holdings Inc.(1)                                     125,695
             7,800  China Mobile Ltd. ADR                                582,036
                                                                 ---------------
                                                                         707,731
                                                                 ---------------
INDIA - 6.6%
             1,200  Aban Offshore Ltd.(1)                                122,075
             5,400  Bharat Heavy Electricals Ltd.                        306,166
             6,500  ICICI Bank Ltd. ADR                                  336,960
             9,500  JSW Steel Ltd.                                       247,132
             5,100  Reliance Industries Ltd.                             312,206
            28,300  Rolta India Ltd.                                     209,919
             1,800  Sesa GOA Ltd.                                        158,994
                                                                 ---------------
                                                                       1,693,452
                                                                 ---------------
INDONESIA - 4.7%
           101,000  PT Astra International Tbk                           301,749
           685,500  PT Bumi Resources Tbk                                563,194
           180,500  PT International Nickel
                    Indonesia Tbk                                        183,218

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
         1,182,000  PT Truba Alam Manunggal
                    Engineering Tbk(1)                                   151,018
                                                                 ---------------
                                                                       1,199,179
                                                                 ---------------
ISRAEL - 2.6%
            11,100  Delek Automotive Systems Ltd.                        163,226
             3,100  Elbit Systems Ltd.                                   177,008
            23,000  Israel Chemicals Ltd.                                319,582
                                                                 ---------------
                                                                         659,816
                                                                 ---------------
MALAYSIA - 2.2%
            95,300  Bumiputra - Commerce
                    Holdings Bhd                                         309,678
            32,600  KNM Group Bhd(1)                                      61,492
           513,000  SapuraCrest Petroleum Bhd                            193,507
                                                                 ---------------
                                                                         564,677
                                                                 ---------------
MEXICO - 4.8%
             9,600  America Movil, SAB de CV ADR                         580,416
           111,461  Axtel, SAB de CV(1)(2)                               246,967
             4,446  Grupo Aeroportuario del Pacifico,
                    SAB de CV ADR                                        204,383
            50,700  Grupo Financiero Banorte,
                    SAB de CV(2)                                         210,662
                                                                 ---------------
                                                                       1,242,428
                                                                 ---------------
PAKISTAN - 0.7%
             7,927  Oil & Gas Development Co.
                    Ltd. GDR                                             151,644
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 10.9%
            76,000  China Communications
                    Construction Co. Ltd. H Shares                       194,423
           872,000  China Gas Holdings Ltd.(2)                           286,982
            64,500  China Merchants Bank Co.,
                    Ltd. Cl H                                            222,758
            90,000  China National Building
                    Material Co. Ltd. Cl H                               280,390
            74,000  China Oilfield Services Ltd.                         144,429
            44,000  China Shenhua Energy Co.
                    Ltd. Cl H(2)                                         224,339
            98,000  China Yurun Food Group Ltd.(2)                       121,143
           196,000  CNOOC Ltd.                                           326,587
             7,072  Focus Media Holding Ltd.
                    ADR(1)(2)                                            356,217
           188,000  Industrial and Commercial Bank
                    of China Ltd. H Shares                               130,165
            31,500  Parkson Retail Group Ltd.                            324,141
            66,000  Tsingtao Brewery Co. Ltd.
                    H Shares(2)                                          191,536
                                                                 ---------------
                                                                       2,803,110
                                                                 ---------------
PERU - 0.7%
             2,500  Credicorp Ltd.                                       185,825
                                                                 ---------------
PHILIPPINES - 0.7%
         1,630,000  Alliance Global Group Inc.(1)                        173,577
                                                                 ---------------
POLAND - 1.3%
             1,800  BRE Bank SA(1)                                       319,631
                                                                 ---------------
RUSSIAN FEDERATION - 10.4%
             1,900  Mechel OAO ADR(1)                                    250,895

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             3,900  Mobile TeleSystems ADR                               320,034
            10,600  OAO Gazprom ADR(1)                                   535,704
             2,800  OAO LUKOIL                                           206,495
             6,273  OAO TMK GDR                                          215,355
             9,700  OJSC MMC Norilsk Nickel ADR                          283,226
             8,101  OJSC Pharmstandard GDR(1)                            223,699
            10,900  Uralkali GDR(1)                                      436,385
             5,869  X5 Retail Group N.V. GDR(1)                          197,254
                                                                 ---------------
                                                                       2,669,047
                                                                 ---------------
SOUTH AFRICA - 4.9%
             9,282  Barloworld Ltd.                                      112,360
           146,100  Dimension Data Holdings plc                          147,420
            11,300  Exxaro Resources Ltd.                                145,699
             6,100  Impala Platinum Holdings Ltd.                        253,611
             5,866  Kumba Iron Ore Ltd.(2)                               250,515
             7,000  Sasol Ltd.                                           359,389
                                                                 ---------------
                                                                       1,268,994
                                                                 ---------------
SOUTH KOREA - 10.4%
             1,400  Daelim Industrial Co., Ltd.                          216,860
             4,630  GS Holdings Corp.                                    223,486
               400  Hyundai Heavy Industries Co., Ltd.                   157,638
             1,200  MegaStudy Co., Ltd.                                  414,312
               800  Mirae Asset Securities Co. Ltd.(1)                   113,565
             2,800  Modetour Network Inc.                                128,782
             1,400  NHN Corp.(1)                                         309,691
               400  POSCO                                                218,591
             1,100  Samsung Electronics                                  642,928
               400  Shinsegae Co. Ltd.                                   247,601
                                                                 ---------------
                                                                       2,673,454
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 8.4%
           176,611  Asia Cement Corp.                                    293,488
           120,000  AU Optronics Corp.                                   230,555
            97,000  Cathay Financial Holding Co., Ltd.                   246,958
            87,426  China Steel Corp.                                    130,766
            61,080  Hon Hai Precision
                    Industry Co., Ltd.                                   363,293
           127,000  U-Ming Marine Transport Corp.                        339,157
           190,565  Wistron Corp.                                        310,231
           283,000  Yuanta Financial
                    Holding Co., Ltd.(1)                                 252,291
                                                                 ---------------
                                                                       2,166,739
                                                                 ---------------
THAILAND - 1.4%
            14,000  Banpu PCL                                            210,367
            56,100  Kasikornbank PCL                                     154,920
                                                                 ---------------
                                                                         365,287
                                                                 ---------------
TURKEY - 2.6%
            24,000  Enka Insaat ve Sanayi AS                             364,291
            12,700  Turkcell Iletisim Hizmet AS                          128,105

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            31,200  Turkiye Garanti Bankasi AS                           186,238
                                                                 ---------------
                                                                         678,634
                                                                 ---------------
UNITED KINGDOM - 0.9%
             7,900  Antofagasta plc                                      125,750
            10,677  Hikma Pharmaceuticals plc                            105,435
                                                                 ---------------
                                                                         231,185
                                                                 ---------------
TOTAL COMMON STOCKS                                                   24,719,274
(Cost $20,709,014)                                               ---------------

TEMPORARY CASH INVESTMENTS - 3.5%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 1.51%, 6/19/08, valued at $918,508),
in a joint trading account at 1.70%,
dated 2/29/08, due 3/3/08
(Delivery value $900,128)                                                900,000
(Cost $900,000)                                                  ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 4.6%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 3.08%, dated 2/29/08,
due 3/3/08 (Delivery value $550,141)                                     550,000

Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 3.10%, dated 2/29/08,
due 3/3/08 (Delivery value $82,852)                                       82,831

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 3.08%, dated 2/29/08, due 3/3/08
(Delivery value $550,141)                                                550,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                          1,182,831
(Cost $1,182,831)                                                ---------------

TOTAL INVESTMENT SECURITIES - 104.4%                                  26,802,105
                                                                 ---------------
(Cost $22,791,845)

OTHER ASSETS AND LIABILITIES - (4.4)%                                (1,128,158)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 25,673,947
                                                                 ===============

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Energy                                                                     19.6%
Materials                                                                  16.6%
Financials                                                                 14.7%
Industrials                                                                10.8%
Consumer Discretionary                                                      9.8%
Information Technology                                                      9.1%
Telecommunication Services                                                  7.7%
Consumer Staples                                                            4.1%
Utilities                                                                   2.6%
Health Care                                                                 1.3%
Cash and Equivalents(+)                                                     3.7%

(+)Includes temporary cash investments, securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
BDR = Brazilian Depositary Receipt
GDR = Global Depositary Receipt
OJSC = Open Joint Stock Company
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of February 29, 2008. The aggregate value of securities on loan at February 29, 2008, was $1,106,168.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York
Stock Exchange (the Exchange) is open and may also take place on days when the
Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of
Directors or its designee, in accordance with procedures adopted by the Board of
Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default;
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of February 29, 2008:

                                                                     VALUE OF
                                                                    INVESTMENT
              VALUATION INPUTS                                      SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                            $  4,661,840
Level 2 - Other Significant Observable Inputs                        22,140,265
Level 3 - Significant Unobservable Inputs                                     -
                                                                 ---------------
                                                                   $ 26,802,105
                                                                 ===============

3. FEDERAL TAX INFORMATION

As of February 29, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 22,916,781
                                                                 ===============
Gross tax appreciation of investments                              $  4,518,526
Gross tax depreciation of investments                                  (633,202)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  3,885,324
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

By:      /s/   Jonathan S. Thomas
         --------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    April 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/   Jonathan S. Thomas
         --------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                  (principal executive officer)

Date:    April 28, 2008

By:      /s/   Robert J. Leach
         --------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    April 28, 2008